As filed with the Securities and Exchange   Registration No. 333-15817
Commission on February 8, 1999              Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

-------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
-------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686

    ------------------------------------------------------------------------

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

------------------------------------------------------------------------
It is proposed that this filing will become effective:


         X         80 days after filing pursuant to paragraph (a)(1) of Rule 485
      --------
                   on _____________ pursuant to paragraph (a)(1) of Rule 485
      --------
                   this post-effective amendment designates a new effective date
      --------
                    for a previously filed post-effective amendment

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              Cross Reference Sheet


N-8B-2
Item No.      Part I - Prospectus

1             Cover Page; The Separate Account; The Company and Management

2             Cover Page; The Separate Account; The Company and Management

3             Not Applicable

4             Distribution of the Certificates

5             The Separate Account; The Company and Management

6             The Separate Account; The Company and Management

7             Not Applicable

8             Not Applicable

9             Additional Information - Legal Matters

10            The Separate Account; Certificate Rights; Certificate Choices; Additional
              Information; Miscellaneous Certificate Provisions; Termination or Change in
              Coverage; Allocation of Premiums - Fund Additions, Deletions or
              Substitutions

11            Allocation of Premiums - The Funds

12            Allocation of Premiums - The Funds

13            Charges & Fees

14            Certificate Choices

15            Allocation of Premiums; Certificate Choices; Certificate Values

16            The Separate Account; Allocation of Premiums - The Funds; Certificate Values

17            Certificate Rights

18            The Separate Account

19            Additional Information - Reports to Owners

20            Not Applicable

21            Certificate Rights - Certificate Loans


22            Not Applicable

N-8B-2
Item No.      Part I - Prospectus

23            The Company and Management

24            Not Applicable

25            The Company and Management

26            Not Applicable

27            The Company and Management

28            The Company and Management

29            The Company and Management

30            Not Applicable

31            Not Applicable

32            Not Applicable

33            Not Applicable

34            Not Applicable

35            Additional Information - State Regulation

36            Not Applicable

37            Not Applicable

38            Additional Information - Distribution of the Certificates

39            The Company and Management

40            Not Applicable

41            The Company and Management

42            Not Applicable

43            Not Applicable

44            Charges & Fees; Certificate Values

45            Not Applicable

46            The Separate Account; Certificate Values

47            Not Applicable

48            Not Applicable

49            Not Applicable

50            The Separate Account

51            Cover Page; Certificate Choices

52            Allocation of Premiums - Fund Additions, Deletions or Substitutions;

N-8B-2
Item No.      Part I - Prospectus

              Termination or Change  in Coverage

53            Tax Matters

54            Not Applicable

55            Not Applicable

56            Not Applicable

57            Not Applicable

58            Not Applicable

59            Financial Statements of Separate Account; Financial Statements of Insurance
              Company

Variable Life Account B

Aetna Life Insurance and Annuity Company (the "Company")
151 Farmington Avenue
Hartford, Connecticut 06156
(800)-677-4636
Prospectus Dated May 3, 1999
Flexible Premium Group Variable Universal Life Insurance for New York State United Teachers Benefit Trust
("NYSUT Trust")

This Prospectus describes Certificates that provide life insurance coverage for eligible Members of New York State United Teachers "NYSUT" and their spouses and children. The Company issues the Certificates under a group Policy held by NYSUT Trust.

The Certificates allow you to make flexible premium payments, as long as you pay enough premiums to:

o cover charges, or

o qualify for the Certificate's No Lapse Coverage, which is available during the first 5 years after the Certificate's issuance or after a coverage increase.

You may choose (and later change) whether the amount of the Certificate's death benefit coverage generally remains constant or varies with the Certificate's account value. We pay the death benefit when the insured person dies. You also may choose to (a) borrow from the Certificate; (b) surrender the Certificate in whole or part; (c) increase or decrease insurance coverage; and (d) elect certain optional supplemental benefits. These choices are subject to limitations described in this Prospectus.

Your account value is the amount of Net Premiums you pay, increased (or decreased) by the investment return (positive or negative) the Net Premiums earn, less the charges described in this Prospectus. You decide whether your account value is invested in Variable Life Account B under one or more Variable Options, and/or in the Fixed Account. The account value you invest in each Variable Option is not guaranteed and will vary with the investment performance of an associated Fund. The attached Fund prospectuses provide detailed information about these associated Funds.

The Variable Options are:

o Aetna Ascent VP                                o Janus Aspen Growth Portfolio
o Aetna Balanced VP, Inc.                        o Janus Aspen Worldwide Growth Portfolio
o Aetna Income Shares d/b/a Aetna Bond VP        o Oppenheimer Global Securities Fund
o Aetna Crossroads VP                            o Oppenheimer Strategic Bond Fund
o Aetna Variable Fund d/b/a Aetna Growth and     o Portfolio Partners MFS Emerging Equities
  Income VP                                        Portfolio
o Aetna Index Plus Large Cap VP                  o Portfolio Partners MFS Research Growth Portfolio
o Aetna Legacy VP                                o Portfolio Partners MFS Value Equity Portfolio
o Aetna Variable Encore Fund d/b/a Aetna Money   o Portfolio Partners Scudder International Growth Market VP
  Market VP                                        Portfolio
o Fidelity VIP Equity-Income Portfolio           o Portfolio Partners T. Rowe Price Growth Equity
o Fidelity VIP II--Contrafund Portfolio            Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio


Net Premiums allocated to the Fixed Account earn fixed rates of interest. We determine these rates periodically, but we guarantee that they will never be less than 4% a year.

Replacing existing insurance or supplementing an existing flexible premium variable life insurance policy with a Certificate may not be in your best interest. The Certificates have a "free look" period during which you may return the Certificate to us for a refund. (See Right of Certificate Examination)

In certain circumstances, NYSUT Trust or the Company may terminate the group Policy and outstanding Certificates (including your coverage) without your consent. (See Termination or Change in Coverage) Also, NYSUT Trust, by agreement with the Company, may make changes in the Certificate (and your coverage) without your consent. Your consent is required, however, if such changes result in a reduction in benefits or an increase in guaranteed charges.


You should read the Prospectus and the attached prospectus for any available Fund if you are considering buying a Certificate or exercising elections under a Certificate. You should also keep them for future reference. You can obtain any Fund's Statement of Additional Information ("SAI"), which provides more information about a Fund, by calling (800) 677-4636.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov. YOU CAN GET COPIES OF THIS INFORMATION BY VISITING THE SEC'S PUBLIC REFERENCE ROOM OR WRITING THE SEC PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009, AND PAYING A DUPLICATING FEE. YOU CAN GET INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM BY CALLING THE SEC AT 1-800-SEC-0330.

Table of Contents

Definitions ..........................................................  v
The Separate Account .................................................  1
Charges & Fees .......................................................  1
  Premium Load .......................................................  1
  Charges and Fees Assessed Against the Total Account Value.....,.....  1
  Monthly Deduction ..................................................  1
  Cost of Insurance ..................................................  2
  Certificate Fee ....................................................  2
  Charges for Supplemental Benefits ..................................  2
  Transfer and Partial Surrender Charges .............................  3
  Mortality and Expense Risk Charge ..................................  3
  Charges Assessed Against the Underlying Funds ......................  3
Allocation of Premiums ...............................................  5
  The Funds ..........................................................  5
  Mixed and Shared Funding; Conflicts of Interest ....................  7
  Fund Additions, Deletions or Substitutions .........................  7
  Limits Imposed by the Funds ........................................  7
  Fixed Account ......................................................  7
Certificate Choices ..................................................  9
  Premium Payments ...................................................  9
  Commencement of Coverage ...........................................  9
  5-Year No Lapse Coverage Provision ................................. 10
  Death Benefit Options .............................................. 10
  Transfers .......................................................... 11
  Telephone Transfers ................................................ 11
  Transfer Limitations ............................................... 11
  Automated Transfers (Dollar Cost Averaging) ........................ 12
Termination or Change in Coverage .................................... 13
Certificate Values ................................................... 15
  Total Account Value ................................................ 15
  Accumulation Unit Value ............................................ 15
  Maturity Value ..................................................... 15
Certificate Rights ................................................... 16
  Full Surrenders .................................................... 16
  Partial Surrenders ................................................. 16
  Paid-Up Nonforfeiture Option ....................................... 16
  Grace Period ....................................................... 17
  Reinstatement of a Lapsed Certificate .............................. 17
  Certificate Loans .................................................. 18
Certificate Changes .................................................. 19
  Increase in Specified Amount ....................................... 19
  Decrease in Specified Amount ....................................... 19
  Change in Death Benefit Option ..................................... 19
  Right of Certificate Examination ................................... 20
  Supplemental Benefits .............................................. 20
Certificate Settlement ............................................... 20
  Settlement Options ................................................. 21
  Calculation of Variable Payment Settlement Option Values ........... 22
The Company and Management ........................................... 22

Additional Information ............................................  26
  Reports to Owners ...............................................  26
  Right to Instruct Voting of Fund Shares .........................  26
  State Regulation ................................................  26
  Legal Matters ...................................................  26
  The Registration Statement ......................................  26
  Distribution of the Certificates ................................  26
  Independent Auditors ............................................  27
  Year 2000 .......................................................  27
Tax Matters .......................................................  28
  Federal Tax Status of the Company ...............................  28
  Life Insurance Qualification ....................................  28
  General Rules ...................................................  29
  Modified Endowment Contracts ....................................  29
  Diversification Standards .......................................  30
  Investor Control ................................................  30
  Withholding .....................................................  30
  Other Tax Considerations ........................................  30
Miscellaneous Certificate Provisions ..............................  31
  The Certificates ................................................  31
  Payment and Deferral of Benefits ................................  31
  Suicide and Incontestability ....................................  32
  Protection of Proceeds ..........................................  32
  Nonparticipation ................................................  32
  Changes in Owner and Beneficiary; Assignment ....................  32
  Performance Reporting and Advertising ...........................  32
   Illustrations of Death Benefit and Total Account Values.........  33
Financial Statements of Separate Account .......................... S-1
Financial Statements of the Company ............................... F-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION WHERE PROHIBITED. NO DEALER, SALESMAN OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, OR OTHER SALES MATERIAL AUTHORIZED BY THE COMPANY AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

THE PURPOSE OF THE CERTIFICATES IS TO PROVIDE INSURANCE PROTECTION. LIFE INSURANCE IS A LONG-TERM INVESTMENT. OWNERS SHOULD CONSIDER THEIR NEED FOR INSURANCE COVERAGE AND THE CERTIFICATES' LONG-TERM INVESTMENT POTENTIAL. WE DO NOT CLAIM THAT THE CERTIFICATES ARE IN ANY WAY SIMILAR OR COMPARABLE TO AN INVESTMENT IN A MUTUAL FUND.

Definitions

Accumulation Unit: A unit used to measure the value of the Owner's interest in each applicable Variable Option.

Attained Age: An Insured's age (as of his or her closest birthday) nearest the Certificate Issue Date, plus the number of full Certificate Years elapsed.

Amount at Risk: The Death Benefit under a Certificate divided by 1.0032737, minus the Certificate's Total Account Value.

Annuitant: A person whose life determines the amount of life contingent annuity payments.

Annuity: A series of payments for life or for a definite period.

Basic Monthly Premium: The minimum amount of premium that you must pay to keep the 5-year No Lapse Coverage in effect, assuming there have been no Certificate Loans or Partial Surrenders.

Certificate Loan: The amount received by borrowing from the Total Account
Value.

Certificate Year/Certificate Anniversary: The first Certificate Year is the 12-month period beginning on the Issue Date of the Certificate. Your Certificate Anniversary is the Certificate Issue Date plus 1 year, 2 years, etc.

Company: Aetna Life Insurance and Annuity Company.

Cost of Insurance: A monthly charge related to the Company's expected mortality cost for an Insured's basic insurance coverage under a Certificate. This charge does not include any supplemental benefit provisions that you elect through a Certificate rider. The charge is equal to the Amount at Risk for the Insured on the Monthly Deduction Day, multiplied by that Insured's monthly Cost of Insurance rate.

Death Benefit: The amount we pay following an Insured's death. We describe this payment in the Death Benefit Options section. Payment of the Death Benefit is subject to all provisions contained in the Certificate.

Death Benefit Option: Either of the two methods that you may elect for determining a Death Benefit.

Fixed Account: A non-variable funding option available under the Certificates that guarantees a minimum interest rate of 4% per year.

Fixed Account Value: The portion of a Certificate's Total Account Value held in the Fixed Account. The Fixed Account Value is part of the general assets of the Company.

Full Surrender: Your right to terminate a Certificate in exchange for payment of its Surrender Value.

Fund(s): One or more of the mutual funds (open-end management investment companies or a separate series thereof) available under the Certificate. Our Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates.

Grace Period: The 61-day period beginning on any Monthly Deduction Day on which a Certificate's Surrender Value is insufficient to cover the current Monthly Deduction. A similar Grace Period also applies if the amount of any loan and any accrued loan interest exceeds the Total Account Value. The Certificate will lapse without value at the end of the Grace Period unless a sufficient payment is received by the Company or unless the 5-year No Lapse Coverage is in effect.

Home Office: The Company's principal executive offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

Insured: The person on whose life a Certificate is issued. For initial or continued coverage, an Insured must be (a) a Member or (b) an Insured Member's spouse. However, we do not offer coverage for an Insured Member's spouse if the spouse's Attained Age is 80 or older at the Issue Date of the spouse's Certificate.

Issue Date: The Issue Date for a Certificate, or for a Specified Amount increase, is stated in the Certificate Specifications or Supplemental Certificate Specifications in your Certificate.

Loan Account Value: The sum of all unpaid Certificate Loans. To repay Certificate Loans in full, you must pay the Loan Account Value plus any accrued interest.

Loan Value: 90% of the Total Account Value of a Certificate.

Maturity Date: The Certificate Anniversary on which the Insured's Attained Age is 100.

Member: An eligible member of NYSUT or a NYSUT agency fee payer.

Monthly Deduction: A monthly charge assessed against the Total Account Value. The Monthly Deduction includes the Cost of Insurance, the Certificate fee and any charges for supplemental benefit riders.

Monthly Deduction Day: The first Monthly Deduction Day is the Issue Date. Monthly Deduction Days occur each month thereafter on the same day as the Issue Date of the Certificate.

Net Premium: The Net Premium equals the amount of the premium you pay less the then-current Premium Load deduction.

Net Single Premium: The amount required to purchase a guaranteed benefit (using the Insured's Age and premium class) if the Net Premium is allocated to the Fixed Account. The Net Single Premium is determined using a guaranteed interest rate of 4% per year and the Certificate's guaranteed maximum Cost of Insurance rates.

No Lapse Coverage: A provision in the Certificate providing that, if at least the Basic Monthly Premiums are paid, a Certificate will remain in force for a period of at least 5 years beginning on the (a) Issue Date or (b) the Issue Date of an increase in Specified Amount. Under this provision, the Certificate remains in force even if the Surrender Value is insufficient to pay the current Monthly Deduction.

Owner: The person to whom a Certificate is issued. The Owner is entitled to exercise all rights under the Certificate, and is also referred to as "you". Unless otherwise specified in the Certificate or application form, the Certificate is owned by the Insured.

Partial Surrender: The amount you receive in cash by surrendering a part of a Certificate.

Planned Premiums: Premiums we agree to bill.

Policy: The group life insurance contract owned by NYSUT Trust, pursuant to which the Certificates are issued. The Certificates are subject to the terms of the Policy.

Pro-Rata Basis: In the same proportion that each of the Variable Options and the Fixed Account Value under a Certificate bear to the sum of Certificate's Separate Account Value and Fixed Account Value.

SEC: Securities and Exchange Commission.

Separate Account: A separate account maintained by the Company for the purpose of funding the Certificates; Variable Life Account B.

Separate Account Value: The portion of a Certificate's Total Account Value attributable to the variable portion of the Certificate. The variable portion of the Certificate includes all amounts held in one or more of the Variable Options.

Settlement Option(s): The method(s) by which payment may be made (a) from a Death Benefit, (b) at the Maturity Date, or (c) at the Full Surrender of a Certificate.

Specified Amount: The amount chosen by the Owner at enrollment that is used in determining the Death Benefit. The Owner may increase or decrease the Specified Amount as described in this Prospectus.

Surrender Value: The Total Account Value on the date of surrender, less (a) the Loan Account Value and (b) any accrued interest.

Total Account Value: The sum of the (a) Fixed Account Value, the (b) Separate Account Value and the (c) Loan Account Value.

Valuation Date: The date and time when we calculate the Accumulation Unit Value of a Variable Option. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Valuation Period: The period of time between successive Valuation Dates.

Variable Option: One or more of the variable funding options available under the Certificate as described in this Prospectus.

we, our, us, Company: Aetna Life Insurance and Annuity Company.

Written Request: A request in writing, in a form satisfactory to us and received by us at the Home Office.

you, your: The person entitled to purchase or exercise any rights or privileges under a Certificate or a Settlement Option. This is generally the Owner (or, during a Settlement Option, the payee).

                      THIS PAGE INTENTIONALLY LEFT BLANK

The Separate Account

Our Variable Life Account B is the Separate Account that supports the Variable Options. If you allocate any of your Total Account Value to the Variable Options, that value is invested in the Separate Account. The Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates. We describe the currently available Funds, their investment objectives, and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the Separate Account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account B in 1986 under Connecticut law. We hold the Separate Account's assets to satisfy the claims of the Certificate Owners to the extent that they have allocated amounts to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and liabilities under the Certificates with respect to the Separate Account. The Company is responsible for meeting all obligations to Owners under the Certificates.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the Separate Account involves no approval or disapproval by the SEC of the Separate Account or the Company's management or investment practices or policies. The Company does not guarantee the Separate Account's investment performance.



Charges & Fees

Premium Load

We deduct a charge equal to 8% of the premium before the premium is allocated to the Certificate's Total Account Value. We use the proceeds of this charge to cover certain expenses and taxes associated with the sales, start-up and maintenance of the Certificates. We reserve the right to increase this charge to not more than 10% under both new and previously-issued Certificates.

Charges and Fees Assessed Against the Total Account Value

When we assess charges and fees against the Total Account Value, we deduct them from each of a Certificate's Variable Options and the Fixed Account Value on a Pro Rata Basis. This means we deduct charges in proportion to the amount of Total Account Value you then have in each of the investment options.

Monthly Deduction

The Monthly Deduction includes the Cost of Insurance, a Certificate fee, and any charges for supplemental benefits. We deduct the first Monthly Deduction on the Issue Date, even if the Issue Date is earlier than the date the application form for a Certificate is signed. Monthly Deductions then occur on each Monthly Deduction Day thereafter. If the Certificate's issuance is delayed due to underwriting requirements, we will not assess charges until we complete the underwriting and approve the application for the Certificate.

For a discussion of when insurance coverage and investment performance commence under a Certificate, see Commencement of Coverage.

Cost of Insurance

The Cost of Insurance charge is based on (a) the cost of our base insurance rates under a Certificate and (b) our Amount at Risk, on the date of the deduction. (Base insurance rates do not include any supplemental benefits you elect through a Certificate rider.)

The Cost of Insurance charge is equal to (a) the Certificate's Amount at Risk on the Monthly Deduction Day, (b) multiplied by a monthly Cost of Insurance rate. Our Amount at Risk at any time is approximately the difference between the Certificate's then-applicable Death Benefit and its Total Account Value. An increase in the Total Account Value or a decrease in the Death Benefit will result in a smaller Cost of Insurance charge. A decrease in the Total Account Value or an increase in the Death Benefit will result in a larger Cost of Insurance charge.

The Cost of Insurance rate generally increases over the life of a Certificate. The rate is based on the Insured's Attained Age and risk class. The Cost of Insurance rates for "standard risk" Insureds will not exceed those based on a 50% male/50% female blend under the 1980 Commissioners Standard Ordinary Mortality Table, smoker or non-smoker (1980 Tables). "Substandard risk" Insureds have monthly deductions based on Cost of Insurance rates that may be higher than those in the 1980 Tables. A table of guaranteed maximum Cost of Insurance rates per $1,000 of the Amount at Risk is included in each Certificate. We may adjust the monthly Cost of Insurance rates from time to time, but they will never exceed the applicable guaranteed maximum rates.

Current cost of insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. We expect to review our current cost of insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT Trust group Policy. In many cases, we expect that these periodic reviews will result in upward or downward revisions to the current Cost of Insurance rates. These rate revisions will apply both to previously and subsequently-issued Certificates. We use the same Cost of Insurance rates for male and female insureds. Our rates will generally be lower for non-smokers than for smokers. We also offer preferred Cost of Insurance rates for both smokers and non-smokers who meet more stringent requirements than do standard risk smokers and non-smokers, respectively. If an Insured classified "smoker" changes his or her smoking habits so as to fall within our non-smoker category, he or she may make a Written Request for reclassification after the first Certificate Year.

We base Cost of Insurance rates for an increase in Specified Amount on the Insured's risk class at the time of the increase. You must provide evidence of insurability.

Certificate Fee

The Monthly Deduction also includes a Certificate fee of $14 a month during the first Certificate Year, or the first year of an increase in Specified Amount. This fee starts on the Issue Date of the Certificate and the date of the increase. The Certificate fee then drops to $6 a month. We use the proceeds of this charge for administrative expenses, such as risk underwriting and Certificate issuance, premium billing and collection, Certificate value calculation, confirmation of Certificate transactions, and periodic reports to Owners. We reserve the right to raise this charge, both for new and previously-issued Certificates. The maximum charge is $19 a month during the first Certificate Year (whether from the Issue Date of the Certificate or after an increase in Specified Amount) and $11 a month thereafter. We do not expect the monthly Certificate fee to exceed our actual annual administrative costs over time.

Charges for Supplemental Benefits

The Monthly Deduction includes a supplemental benefits charge if you elect any supplemental benefits. (You may elect supplemental benefits by adding riders to the Certificate.) The amount of this charge varies depending on the riders you select. The charge is described in each applicable Certificate rider.

Transfer and Partial Surrender Charges

We reserve the right to charge an administrative fee of up to $25 for each transfer between investment options in excess of 12 transfers per year. For Partial Surrenders, we reserve the right to charge an administrative fee of $25 or, if less, 2% of the surrender amount.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from the Separate Account Value. This charge compensates the Company for the aggregate mortality and expense risk assumed in connection with the Certificates. The mortality risk assumed by the Company is that Insureds, as a group, may live for a shorter period of time than estimated. If so, the Company could end up paying more in Death Benefits than it collects with Cost of Insurance charges. The expense risk assumed is that the expenses incurred (a) issuing and administering the Certificates and
(b) operating the Separate Account will be greater than the administrative charges that the Company can impose for such expenses. We expect to earn a profit from this charge.

The mortality and expense risk charge currently equals an annual rate of 0.85% of the average daily net assets of the Separate Account during the first 10 Certificate years, and 0% thereafter. This charge is deducted daily. Because we first offered the Certificates for sale in 1997, the planned reduction after the tenth year is not yet in effect for any outstanding Certificate. The Company reserves the right to increase or decrease the rate or period of the mortality and expense risk charge, if it believes that circumstances have changed so that current charges are no longer appropriate. However, we guarantee that the annual rate of this charge will never exceed (a) 1.25% during the first 10 Certificate years or (b) 0.40% thereafter.

The Separate Account currently is not subject to any taxes. However, if taxes are assessed against the Separate Account, we reserve the right to assess the amount of the taxes against the Separate Account Value.

Charges Assessed Against the Underlying Funds

The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets. These amounts are based on figures for the year ended December 31, 1998, unless otherwise indicated:


                                                                 Investment
                                                               Advisory Fees        Other Expenses     Total Fund
                                                              (before expense      (before expense       Annual
                                                             reimbursement)(1)      reimbursement)      Expenses
                                                            -------------------   -----------------   -----------
Aetna Ascent VP(2)(3)
Aetna Balanced VP, Inc.(3)
Aetna Bond VP(3)
Aetna Crossroads VP(2)(3)
Aetna Growth and Income VP(3)
Aetna Index Plus Large Cap VP(2)(3)
Aetna Legacy VP(2)(3)
Aetna Money Market VP(3)
Fidelity VIP Equity-Income Portfolio(4)
Fidelity VIP II Contrafund Portfolio(4)
Janus Aspen Aggressive Growth Portfolio(5)
Janus Aspen Balanced Portfolio(5)
Janus Aspen Growth Portfolio(5)
Janus Aspen Worldwide Growth Portfolio(5)
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio(6)(7)

                                                                     Investment
                                                                   Advisory Fees        Other Expenses     Total Fund
                                                                  (before expense      (before expense       Annual
                                                                reimbursement)(1)       reimbursement)      Expenses
                                                                -------------------   -----------------   -----------
Portfolio Partners MFS Research Growth Portfolio(6)(7)
Portfolio Partners MFS Value Equity Portfolio(6)
Portfolio Partners Scudder International Growth Portfolio(6)
Portfolio Partners T. Rowe Price Growth Equity Portfolio(6)

(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) [Footnote text will be filed by 485(b) amendment]
(3) [Footnote text will be filed by 485(b) amendment]
(4) [Footnote text will be filed by 485(b) amendment]
(5) [Footnote text will be filed by 485(b) amendment]
(6) [Footnote text will be filed by 485(b) amendment]
(7) [Footnote text will be filed by 485(b) amendment]

For further details on each Fund's expenses, please refer to that Fund's prospectus.

Allocation of Premiums

You may allocate all or a part of your Net Premiums to the Funds currently available through the Separate Account under your Certificate. You also may allocate all or a part of your Net Premiums to the Fixed Account.

The Funds

The investment objectives of the Funds are described below. We offer no assurance that any of the Funds will achieve its respective investment objectives. Also, the investment results of the Funds are likely to differ from one another significantly.

Each Fund's prospectus describes that Fund's principal investment strategies, and the risks of those strategies. Some Funds involve special risks, which also are described in that Fund's prospectus. Some Funds also may use instruments known as derivatives as part of their investment strategies. You should refer to the attached prospectuses of the Funds for more complete information about their investment strategies, policies, risks and restrictions. You should read the attached prospectuses for the Funds carefully, and consider now and on a continuing basis which Fund or combination of Funds is best suited to your long-term investment objectives. Except where otherwise noted, all of the Funds are diversified, as that term is defined in the 1940 Act.

o Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

o Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

o Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

o Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

o Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance. (1)

o Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

o Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index.(1)

o Fidelity Investments Variable Insurance Products Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(2)

o Fidelity Investments Variable Insurance Products Fund II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.(2)

o Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 31, 1998 included companies with
  capitalizations between approximately $    million and $     billion, but
  which is expected to change on a regular basis.(3)

o Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(3)

o Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(3)

o Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(3)

o Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(4)

o Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(4)

o Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(5)(a)

o Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(5)(a)

o Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation. (5)(a)

o Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. (5)(b)

o Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.
  (5)(c)

   Investment Advisers for each of the Funds:

   (1)Aeltus Investment Management, Inc.

   (2)Fidelity Management & Research Company

   (3)Janus Capital Corporation

   (4)OppenheimerFunds, Inc.

   (5)Aetna Life Insurance and Annuity Company (Adviser);
    (a)Massachusetts Financial Services Company ("MFS")(Subadviser)
    (b)Scudder Kemper Investments, Inc. (Subadviser)
    (c)T. Rowe Price Associates, Inc. (Subadviser)

Mixed and Shared Funding; Conflicts of Interest

The Funds only sell shares to separate accounts of insurance companies that may or may not be affiliated with the Company. These separate accounts may fund variable annuity contracts or variable life insurance policies, such as the Certificates described in this Prospectus. We currently do not foresee any disadvantages to you arising out of this. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various contract owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Fund has advised us that its board of trustees (or directors) intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects Certificate holders, we will see to it that appropriate action to protect is taken. If it becomes necessary for any separate account to replace shares of any Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

Fund Additions, Deletions or Substitutions

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. The Company may add additional Funds as investment options under your Certificate at any time. The Company also has the right to replace shares of a Fund with shares of another Fund if the Company believes that the Fund is no longer appropriate as an investment option under the Certificate. The Company may also stop accepting premium allocations to a Fund at any time. If the Company stops accepting premium allocations to a Fund, and shares of that Fund are not replaced with shares of another Fund, amounts you have deposited in that Fund could stay in the Fund. Also, any dividends or capital gains earned on that Fund could be reinvested in the Fund. To do any of these actions, the Company must comply with (a) the terms of the 1940 Act and (b) any insurance laws or regulations applicable at the time. The Company will provide notice to you before replacing a Fund or closing a Fund to new payments. The Company will also provide notice about any new Fund that is added.


Limits Imposed by the Funds

Orders for the purchase of shares of a Fund may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request directed to a particular Fund if the Separate Account's investment in that Fund is not accepted by the Fund for any reason.


Fixed Account

The Company has not registered interests in the Fixed Account with the SEC, based on an exclusion under the Securities Act of 1933. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures, however, may be subject to certain anti-fraud provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Account available under the Certificates is a fixed funding option. We credit interest on amounts in the Fixed Account (the Fixed Account Value) at rates that we declare from time to time. We determine these rates in our sole discretion. We guarantee a 4% minimum annual interest rate, compounded monthly. Current interest rates may also vary depending on when you allocate an amount to the Fixed Account.

The Fixed Account is supported by the general assets of the Company. The general assets of the Company include all assets of the Company except those held in legally-segregated separate accounts sponsored by the Company or its affiliates. The Company invests the assets attributable to the Fixed Account in investments chosen by the Company, as applicable law permits. Fixed Account assets and investments, and any investment income they generate, are solely the property of the Company.

Certificate Choices

Premium Payments

The Certificates are flexible premium variable universal life insurance. This means that you have the right to decide, within certain limits,

o when to make premium payments and

o the amount of the payments.

Each Certificate specifies Planned Premiums and Basic Monthly Premiums. If you fail to pay your premiums, your Certificate may not remain in force (lapse). However, payment of Planned or Basic Monthly Premiums does not guarantee that your Certificate will remain in force. Your Certificate remains in force only as long as (a) your Surrender Value is adequate to cover the Monthly Deductions under the Certificate or (b) you have made enough premium payments to keep the 5-year No Lapse Coverage provision of your Certificate in effect. (See No Lapse Coverage) Your Surrender Value is increased by your premium payments and any positive investment returns they generate. Your Surrender Value is decreased by the charges we deduct, and any negative investment returns you experience.

Planned Premiums are those premiums you request and we agree to bill on an annual, semiannual, quarterly or other periodic basis. You can also arrange pre-authorized automatic monthly check payments, or salary or pension deduction arrangements through the Member's employer. You may change your Planned Premium at any time by submitting a Written Request to us. Premiums paid by payroll deduction are generally forwarded by your employer to NYSUT Trust, which forwards them to us. We are not responsible for errors and delays caused by, or other conduct of, your employer or NYSUT Trust.

We may require evidence of insurability if payment of any premium would increase the difference between the Death Benefit and the Total Account Value (thus increasing our Amount at Risk). If you fail to provide satisfactory evidence of insurability, we will refund the refused premium.

We may also refuse to accept any premium payment (other than one required to keep a Certificate in force) if it would cause the Certificate to fail to be treated as life insurance for federal income tax purposes. Additionally, if you pay premiums in excess of the Planned Premium, or increase your Planned Premium too much, you may cause the Certificate to be classified as a "Modified Endowment Contract" for federal income tax purposes. (See Tax Matters) In that case, we will notify you and, if you wish to avoid Modified Endowment Contract status, we will refund the excess premium.

When we refuse or refund excess premiums, we do not (a) pay interest on the premiums or (b) increase or decrease the premiums to give effect to their investment in the Funds.

Commencement of Coverage

The insurance coverage under a Certificate starts when:

o we approve the insurance based on the application and any other information required to be submitted by the Insured;

o we or our representative receives at least the first Basic Monthly Premium;
  and

o the Insured is eligible for coverage.

Therefore, coverage may not commence until some time after you submit an application for a Certificate. We may offer immediate temporary fixed insurance coverage. This coverage may be available if, with your application (a) you submit at least the full first Basic Monthly Premium for the billing frequency, or a completed Payroll Deduction Authorization, and (b) certain other requirements are met. For more information about the availability, terms and conditions of this coverage, you should consult your Aetna representative, who can also provide you with a copy of our conditional receipt.

The Issue Date of a Certificate is generally the date that we approve a Certificate. You may request that we backdate a Certificate. We may grant this request, under limited circumstances, by assigning an Issue Date that is up to 6 months earlier than otherwise would apply. You may desire backdating, for example, so that you can purchase coverage at lower Cost of Insurance rates based on a younger insurance age. For a backdated Certificate, you must pay the cost of insurance and other charges from the requested Issue Date to the Issue Date that would have applied without backdating. Of course, because the Certificate was not in effect prior to the original Issue Date, you would not receive insurance coverage or be credited with interest or investment return for periods prior to the original Issue Date of your Certificate.

Your initial premium payment starts earning a return in the Separate Account or the Fixed Account on the later of the (a) Issue Date of the Certificate or (b) the date that we receive at least the first Basic Monthly Premium at our Home Office. After the first premium payment, you must send all premiums to our Home Office. We deem all premiums, except the first one, received when we actually receive them at the Home Office, together with any identifying information we require from the Member's employer or NYSUT Trust. We allocate your premium payment as you direct, effective at the end of the Valuation Period in which we receive the payment.

You may reallocate your future premium payments at any time. You must use whole percentages when changing allocations. We effect the change with the next premium payment after we receive your request. We will send you confirmation of the change. (See Transfers)

5-Year No Lapse Coverage Provision

Your Certificate includes a 5-year No Lapse Coverage Provision. If you pay the specified amount of premiums, this provision provides that during the 5-year period after either the (a) Issue Date or (b) the Issue Date of any Specified Amount increase, your Certificate will not enter a Grace Period--and therefore will not terminate. We calculate the specified amount of premiums you must pay as follows: the sum of premiums paid within the 5-year period must equal or exceed (a) the sum of the Basic Monthly Premiums for each Certificate Month from the start of the period, including the current month; plus (b) any Partial Surrenders since the start of the period; plus (c) any increase in the Loan Account Value since the start of the period.

The 5-year No Lapse Coverage Provision is lost if (a) you have not paid the specified amount of premiums on any Monthly Deduction Day within the applicable 5-year period, and (b) the Surrender Value of your Certificate is less than the Monthly Deduction for that day. This means that the Certificate will enter the Grace Period. You must then make additional premium payments to prevent the termination of the Certificate. (See Grace Period)

While your Certificate is operating under the 5-year No Lapse Coverage Provision, we keep track of the amount of all Monthly Deductions that we do not collect. When you pay Net Premiums at a later date, we deduct these uncollected amounts from any Surrender Value created by your Net Premium payments.

Your Certificate's 5-year No Lapse Coverage Provision no longer operates at the end of the applicable 5-year period. At that time your Certificate may lapse unless you pay sufficient premiums to permit us to collect the full amount of previously uncollected Monthly Deductions, if any. (See Grace Period)

Death Benefit Options

At the time of enrollment, you must choose between the two available Death Benefit Options.

Under Option 1, the Death Benefit will be the greater of: (a) the Specified Amount or (b) the applicable percentage of the Total Account Value. The applicable percentage is 250% through age 40, and decreases yearly to 100% at age 95. Option 1 generally provides a level Death Benefit.

Under Option 2, the Death Benefit will be the greater of: (a) the Specified Amount plus the Total Account Value or (b) the applicable percentage (described above) of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending upon the amount of premiums paid and the investment performance of the Fund(s) you choose.

We calculate the Death Benefit payable under either Option as of the date of death of the Insured. We reduce the Death Benefit by (a) the amount necessary to repay any Loan Account Value in full, with all accrued interest; (b) if the Certificate is within the Grace Period, the amount required to keep the Certificate in force through the date of death; and (c) the amount of any other Monthly Deductions that we were unable to collect. (See 5-year No Lapse Coverage Provision)

Transfers

You may transfer all or part of your Separate Account Value in any Variable Option to any other Variable Option or to the Fixed Account. You must make all transfers before the Certificate's Maturity Date. We reserve the right to (a) charge an administrative fee of $25 for each transfer over 12 per year and (b) limit the total number of Variable Options you may elect to 15 over the lifetime of the Certificate.

You may also request a transfer of a portion of the Fixed Account Value to one or more of the Variable Options. You must make this request within the 45-day period following a Certificate Anniversary. We allow this type of transfer only once within this 45-day period, and we must receive your request at the Home Office within the 45-day period. We effect the transfer at the end of the Valuation Period in which we receive your request at our Home Office. The amount of any such transfer cannot exceed the greater of 25% of the Fixed Account Value or $500.

Telephone Transfers

You may request a transfer of account values either by Written Request (as set forth above) or by telephone. All transfers must comply with the terms of the Certificate.

We currently accept transfer instructions on each Valuation Date. Once we accept instructions, you may not rescind them. You may give new telephone instructions, however, on the following day. The Company will not execute a transfer if the transfer instructions are not in good order. The Company will notify you in this event.

We will use reasonable procedures, such as (a) requiring identifying information from callers, (b) recording telephone instructions, and (c) providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. You are responsible for the results of any telephone instructions that we reasonably believe to be genuine, even if losses result from errors in the communication of instructions. As a result of this procedure, the Owner will bear the risk of loss. If the Company does not use reasonable procedures, as described above, we may be liable for losses that result from any unauthorized instructions.


Transfer Limitations

The Certificate is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on fund performance.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Owners. Such restrictions could include: (a) Not accepting transfer instructions from an agent acting on behalf of more than one Owner; and (b) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Owners.


Automated Transfers (Dollar Cost Averaging)

Dollar Cost Averaging describes an automated system of investing the same amount of money at regular intervals over a period of time. Dollar Cost Averaging is based on the principle that acquiring Accumulation Units with the same amount of money at fixed intervals results in acquiring more units when prices are low and fewer units when prices are high.

You may establish a Dollar Cost Averaging program for either a 1, 2 or 3 year period. Under your program, you may make automated transfers of amounts on a monthly or quarterly basis. You may transfer amounts from the Aetna Money Market VP Fund Variable Option to any other Variable Option through a Written Request or other method acceptable to the Company. We do not permit Dollar Cost Averaging to or from the Fixed Account. You must have a minimum of $5,000 allocated to the Aetna Money Market VP Variable Option in order to enroll in the Dollar Cost Averaging program. The minimum automated transfer amount is $50 per month. There is no additional charge for this program. You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. We include automated transfers when we determine the number of charge-free transfers that you can make. The Company reserves the right to suspend or modify automated transfer privileges at any time.

Termination or Change in Coverage

Your Certificate, and all coverage thereunder, may be terminated without your consent. Your Certificate could be terminated even if your Certificate's 5-year No Lapse Coverage is still in effect, and even if you have paid enough premiums to prevent your Certificate from lapsing.

For example, NYSUT may notify the Company that NYSUT wishes to terminate the group Policy. NYSUT Trust has agreed to provide each Insured with advance notice of Policy cancellation or discontinuance. NYSUT Trust must mail or deliver the notice to the Insured at the last known address of record at least 15 days before the effective date of the Policy cancellation or discontinuance. Prior to the termination date, you could exercise your rights to make a Full Surrender or to convert your Certificate to paid-up fixed life insurance. (See Paid-Up Nonforfeiture Option)

We may terminate the group Policy, and your Certificate, if NYSUT Trust stops sending payroll deduction premiums to us. In this event, we could terminate the group Policy and your Certificate regardless of (a) whether you paid premiums for your Certificate by payroll deduction, (b) the amount of premium you paid, or (c) the available Surrender Value under your Certificate. Prior to any termination, we would provide NYSUT Trust with an opportunity to cure the problem in accordance with the terms of the group Policy.

We also will terminate your Certificate immediately when the Insured ceases to be within at least one of the categories of persons that is eligible for coverage under a Certificate. Those eligibility requirements are set forth above under Definitions--Insured. A non-member Insured who (a) is eligible only as the spouse of an Insured Member and (b) loses eligibility may elect to become a Member within 31 days after loss of eligibility. In this event, we will continue the Certificate uninterrupted. We must receive notice of your election at the Home Office within the 31-day period. Otherwise, we will pay you the Certificate's Surrender Value that we calculate at the end of the last Valuation Period during which the Certificate was in force.

If your Certificate terminates for one of the above reasons, you have the option of converting your coverage to an individual policy. We make the conversion privilege available only within the 31-day period following (a) termination of the group Policy by NYSUT Trust or us, or (b) termination of a Certificate upon the Insured's ineligibility for continued coverage. You may convert your Certificate to any substantially comparable flexible premium general account life insurance policy that we offer for these purposes under the terms of your Certificate. Term insurance is not available. We must receive notice of your conversion and the first premium under the conversion policy at the Home Office within the 31-day period.

Upon conversion, you receive the same amount of insurance that you had under your Certificate. The terms of the conversion policy, however, may involve additional charges or may not be as attractive to you as those under the Certificate. We reserve the right to permit you to pay only the initial premium for the conversion policy at the time of conversion. In this event, we will distribute to you the rest of the Surrender Value as of the Certificate's termination date. The Company will notify the Owner of the right to convert. We will require no evidence of insurability.

You may be required to pay income taxes with respect to a partial distribution in connection with a conversion or any other distribution of Surrender Value following termination of a Certificate. (See Tax Matters)

If we receive a timely conversion request, and the Insured dies during the time allowed for conversion, we will pay as a death benefit the amount that could have been converted. If we have not received a conversion request, we only pay a Death Benefit if the Insured dies within the 31-day conversion period. We pay the death benefit to the Beneficiary designated by the Insured. If there is no designated beneficiary, we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

NYSUT Trust, by agreement with us, may make changes in your Certificate (and your coverage) without your consent. Your consent is required if a change results in a reduction in benefit or an increase in guaranteed charges.

We reserve the right at any time to cease issuing new Certificates to any class of Members or their relations.

Certificate Values

Total Account Value

If you allocate amounts under a Certificate to a Variable Option of the Separate Account, we credit you with Accumulation Units of that Variable Option. The number of Accumulation Units we credit is determined by dividing
(a) the amount you allocate by (b) the appropriate current Accumulation Unit Value. Each Variable Option has a unique Accumulation Unit Value. If you select a combination of Variable Options, we credit you with Accumulation Units for each Variable Option that you select.

We determine the Total Account Value of your Certificate as follows:

o for any Variable Option, we multiply the total number of Accumulation Units credited to the Certificate by the current Accumulation Unit Value for that Variable Option;

o for a combination of Variable Options, we total the resulting values; and

o we add any Fixed Account Value and any Loan Account Value.

The value of an Accumulation Unit varies based on the positive or negative investment performance of the related Fund and the charges we deduct. We do not increase or decrease the number of Accumulation Units credited to a Certificate based on any subsequent changes in the value of an Accumulation Unit. We increase the number of Accumulation Units you hold for a Variable Option when you allocate Net Premiums or other account value to that Variable Option. Similarly, we cancel Accumulation Units in a Variable Option when (a) you remove any account value from a Variable Option (such as upon transfer, Full or Partial Surrender, or Certificate Loan) or (b) we make a Monthly Deduction. The number of units we cancel is determined by dividing (a) the amount of account value removed by (b) the appropriate current Accumulation Unit Value.

The Fixed Account Value includes (a) all amounts allocated to the Fixed Account under a Certificate and (b) any interest credited thereon. We reduce the Fixed Account Value by amounts removed from the Fixed Account, such as upon a transfer, Full or Partial Surrender, Certificate Loan or Monthly Deduction.

We will advise you at least annually as to (a) the number of Accumulation Units then credited to your Certificate, (b) the current Accumulation Unit Values,
(c) the Separate Account Value, (d) the Fixed Account Value, and (e) the Total Account Value. (See Reports to Owners)

Accumulation Unit Value

We determine the value of an Accumulation Unit for any Valuation Period by multiplying (a) the value of an Accumulation Unit for the immediately preceding Valuation Period by (b) the sum of 1 plus the net investment rate for the current period for the appropriate Variable Option.

The net investment rate equals (a) the value of the net assets of the Variable Option held in the Separate Account at the end of a Valuation Period (before any adjustment for amounts allocated to or removed from the Variable Option during the period); plus or minus (b) the value of the net assets of the Variable Option held in the Separate Account at the beginning of that Valuation Period, adjusted by any taxes or provisions for taxes attributable to the operation of the Separate Account (with any federal tax liability offset by foreign tax credits to the extent allowed); divided by (c) the value of the Variable Option's Accumulation Units held in the Separate Account at the beginning of the Valuation Period; minus (d) the rate of any applicable daily charge for mortality and expense risk.

Maturity Value

The Maturity Value of a Certificate is the Surrender Value on the Maturity Date. You may apply all or part of the Surrender Value to one or more of the Settlement Options. (See Certificate Settlement)

Certificate Rights

Full Surrenders

By Written Request, you may surrender your Certificate for its Surrender Value at any time before the Maturity Date. The Insured must be alive to surrender your Certificate. All insurance coverage under the Certificate ends on the date of the Full Surrender. The Surrender Value equals the Total Account Value on the date of surrender, less the Loan Account Value and less any unpaid accrued interest. We may require return of the Certificate for a Full Surrender.

We compute the Surrender Value as of the end of the Valuation Period in which we receive your Written Request for surrender.

Partial Surrenders

By Written Requests, you may partially surrender your Certificate at any time
(a) after the first Certificate Year and (b) before the Maturity Date.

The minimum amount of any Partial Surrender is $500. We may also charge an administrative fee of $25 or, if less, 2% of the amount surrendered. We deduct any Partial Surrender and any related administration charge on a Pro-Rata Basis from each investment option in use under the Certificate.

If the Death Benefit Option for a Certificate is Option 1, your Partial Surrender reduces the Total Account Value, Death Benefit, and Specified Amount of your Certificate. The Total Account Value and Specified Amount are each reduced by the amount of the surrender. We will not allow a Partial Surrender if the Specified Amount will be reduced below the minimum Specified Amount set forth in the Certificate Specifications. Your Partial Surrender may not reduce the Specified Amount, however, if the Death Benefit for the Certificate immediately prior to the surrender is determined based on the applicable percentage of the Total Account Value.

If your Specified Amount is reduced from above $250,000 to less than $250,000, your current Cost of Insurance rate may also increase. (See Cost of Insurance) A Specified Amount reduction also reduces the required Basic Monthly Premium for the 5-year No Lapse Coverage. We determine the future premium required to maintain the 5-year No Lapse Coverage based on the new Specified Amount. We will deliver to you a supplemental Certificate Specifications page that states the amount of this future premium.

If the Death Benefit Option for a Certificate is Option 2, your Partial Surrender reduces both the Total Account Value and the Death Benefit, but not the Specified Amount. The Total Account Value and the Death Benefit are each reduced by the amount of the surrender.

Paid-Up Nonforfeiture Option

By Written Request, you may elect, at any time before the Maturity Date, to continue your Certificate as fixed (non-variable) paid-up life insurance.

We apply your Surrender Value as a Net Single Premium to determine the Specified Amount of the paid-up insurance. We base the cost of the paid-up insurance on the guaranteed maximum Cost of Insurance rates in the Certificate and an interest rate of 4% compounded annually. The Specified Amount of the paid-up insurance cannot exceed the Death Benefit under the Certificate as of the effective date of the paid-up insurance. Excess Surrender Value is distributed to you and is treated as a partial distribution for federal income tax purposes. (See Tax Matters) The effective date of the paid-up coverage is the first Monthly Deduction Day that occurs on or after our receipt of your Written Request.

We allow Full Surrenders and Certificate Loans, as described in this Prospectus, if you continue your Certificate in force as paid-up insurance. All supplemental rider benefits terminate and are not available with the paid-up coverage. The surrender value of the paid-up insurance is the Net Single Premium for that insurance on the date of surrender, less any outstanding loan balance. Partial Surrenders are not available.

Under this option, we pay proceeds upon death of the Insured or maturity that equal (a) the Specified Amount, less (b) any Certificate Loans and accrued unpaid interest under the paid-up insurance. See "Tax Matters" for a discussion of possible tax consequences resulting from your electing the paid-up nonforfeiture option.

Grace Period

If your Surrender Value is insufficient to allow a Monthly Deduction on the Monthly Deduction Day, we allow you 61 days of grace for payment of an amount sufficient to allow the Monthly Deduction.

If your Surrender Value is insufficient because of outstanding loans, and you have paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount equal to the lesser of
(1) or (2) where:

(1) is the amount necessary to meet the loan-related conditions of the No Lapse Coverage provision; or

(2) is an amount sufficient to cover the Monthly Deduction(s) that would result in the Surrender Value being greater than zero.

If you have not paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount necessary to keep your Certificate in force for the current month plus two additional months.

If you do not make payment within the 61-day Grace Period, the Certificate will terminate without value at the end of the Grace Period. This termination is effective on the Monthly Deduction Day for the first unpaid Monthly Deduction.

We will mail written notice to your last address known to us at least 31 days before termination of a Certificate. We will also mail this notice to the last known address of any assignee of record.

During the days of grace, this Certificate stays in force. If the Insured's death occurs during the days of grace, we deduct from the Death Benefit the amount required to keep a Certificate in force.

Reinstatement of a Lapsed Certificate

You may reinstate a Certificate terminated after its Grace Period. Upon reinstatement, we calculate the Certificate Year as if there had never been a lapse in coverage. You must apply for reinstatement (a) within 5 years after the date of termination and (b) before the Maturity Date.

Also, we must receive (a) evidence of the Insured's current insurability that is satisfactory to us, and (b) a premium payment that at least equals the following amount: the sum of (1) and (2), where (1) is any portion of the Loan Account Value plus accrued interest on the date of lapse exceeding the Total Account Value on the date of lapse and (2) is a premium payment sufficient to keep the Certificate in force for the current month plus 2 additional months.

If we reinstate your Certificate within a 5-year No Lapse Coverage period, all values, including the Loan Account Value, are reinstated as they were on the date of lapse.

If we reinstate your Certificate after a 5-year No Lapse Coverage period has expired, the coverage would be reinstated on the Monthly Deduction Day following our approval. We first apply your payment to pay any positive excess of (1) over (2), where (1) is the Loan Account Value plus accrued interest on the date of lapse, and (2) is the Total Account Value on the date of lapse. We treat any remainder as a premium. The Total Account Value at reinstatement is the Net Premium paid, less the Monthly Deduction for that day. We do not reinstate any Loan Account Value.

We restart Monthly Deductions and investment performance on the Monthly Deduction Day on or first following our approval of the reinstatement. We pay the reinstated Death Benefit if the Insured dies prior to that date, but only if we have received (a) a reinstatement request and (b) all payments and information required for us to grant the request.

We must consent before we reinstate any supplemental benefit rider. If the Certificate lapsed within a 5-year No Lapse Coverage period, and that period has not yet expired by the time of reinstatement, we will reinstate any Certificate Loan Value and consider as due any prior uncollected Monthly Deductions. (See 5-year No Lapse Coverage Provision) We will also restore any portion of the No Lapse Coverage period that still remains by the time of reinstatement. In that case, you may put the No Lapse Coverage into effect for any time during such remaining period, provided you have paid at least the cumulative amount of all Basic Monthly Premiums required to date for this purpose. This cumulative amount includes any amount of unpaid Basic Monthly Premiums due for periods prior to the reinstatement.

A reinstatement may result in restarting the test used for determining whether the Certificate is a Modified Endowment Contract. (See Tax Matters)

Certificate Loans

We grant loans at any time (a) after the expiration of the Right of Certificate Examination and (b) before the Maturity Date. The amount of the loan may not be more than the Loan Value. The Loan Value is 90% of the Total Account Value, unless state law otherwise requires. We transfer the amount of the loan out of the Fixed Account and any Variable Options on a Pro-Rata Basis. We instead hold the amount of the loan as part of the Loan Account Value. We effect loans and loan repayments as of the end of the Valuation Period in which we receive the Written Request for the loan or the repayment.

You may repay the loan in full or in part at any time prior to the Maturity Date, as long as the Certificate is in force and the Insured is alive. The amount necessary to repay all loans in full is the Loan Account Value plus any accrued interest. We allocate loan repayments to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan was taken. Unless you specifically instruct us otherwise, we consider Additional Premiums received as loan repayments. The full Surrender Value under this Certificate equals (a) the Total Account Value on the date of surrender, (b) less the Loan Account Value plus any accrued interest. If you do not repay a loan prior to the Maturity Date, the amount payable at the Maturity Date equals (a) the Total Account Value on the Maturity Date, (b) less the Loan Account Value on the Maturity Date plus any accrued interest.

You earn interest on the Loan Account Value, and we charge you interest on a loan. The amount of interest you earn and we charge to you varies depending on whether the loan is a preferred loan. (For the definition of a preferred loan, see your Certificate.) Beginning in the 11th Certificate Year, the interest rate you earn on the Loan Account Value and the interest rate we charge for the related preferred loan is 4%. For all other loans, the Loan Account Value earns interest at a guaranteed minimum rate of 6%, and we currently charge an interest rate of 8% for the related loan. We may credit interest in excess of these rates, in our sole discretion.

Accordingly, since we credit the Loan Account Value with interest rather than with the investment experience of the Funds, a loan may permanently affect the amount of your Death Benefit and the Certificate's Surrender Value, even if you repay the loan.

Loan interest is due and payable on (a) each Certificate Anniversary, (b) the date the Certificate ends or (c) upon full repayment of the Loan Account Value. We add any interest not paid when due to the Loan Account Value on the Certificate Anniversary. Any amount of unpaid interest bears interest on the same terms.

For a discussion of the federal income tax consequences of Certificate Loans, see Tax Matters.

Certificate Changes

You may make certain changes to your Certificate, as described below, by submitting a Written Request. We will send you supplemental Certificate Specifications once the change is completed. If you decrease a Specified Amount larger than $250,000 to less than $250,000 (or vice-versa), you can cause an increase (or decrease) in your current Cost of Insurance Rate. (See Monthly Deduction)

Increase in Specified Amount

We allow increases in Specified Amounts at any time while a Certificate is in force. We may require you to provide satisfactory evidence of insurability. Your Surrender Value immediately after an increase must be at least 3 times the sum of (a) the most recent Monthly Deduction from the Total Account Value and
(b) the Specified Amount of the increase multiplied by the applicable Cost of Insurance rate divided by 1000. You must request Specified Amount increases in multiples of $1,000. We show any maximum limit on your Specified Amount in the Certificate Specifications.

We also show the Issue Date for any increase in the supplemental Certificate Specifications. We restart the 5-year period of the No Lapse Coverage provision applicable to the increase on the Issue Date of the increase. We determine the Basic Monthly Premium after the increase based on the Insured's Attained Age and new Specified Amount.

For possible tax consequences of an increase in Specified Amount, see Tax
Matters.

Decrease in Specified Amount

You may decrease the Specified Amount of a Certificate after the first Certificate Year. We do not allow a decrease in the Specified Amount if (a) your Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes.

The Issue Date of the decrease is the Monthly Deduction Day on or next following the date on which we receive your Written Request. The decrease reduces any past increases in the reverse order in which the increases occurred. (We follow this same order for decreases in Specified Amount resulting from changes in Death Benefit Option or a Partial Surrender.) If the 5-year No Lapse Coverage provision is still applicable, we adjust the Basic Monthly Premium for that purpose based on the reduced Specified Amount.

A Specified Amount decrease can cause a Certificate to be taxed as a Modified Endowment Contract. For a discussion of tax considerations in connection with Specified Amount decreases, see Tax Matters.

Change in Death Benefit Option

We allow changes from Option 1 to Option 2 at any time while a Certificate is in force. We reduce the Specified Amount to equal the Specified Amount less the Total Account Value at the time of the change. We also allow changes from Option 2 to Option 1 at any time while a Certificate is in force. We increase the Specified Amount to equal the Specified Amount plus the Total Account Value as of the date of the change. If the Death Benefit at the time of the change is determined based on the applicable percentage of the Total Account Value, we may calculate the new Specified Amount differently from the foregoing description.

We do not allow a change in the Death Benefit Option if (a) the Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes. Also, we may require evidence of insurability. We effect the change on the

Monthly Deduction Day on or next following the date on which we receive your Written Request. In cases where we require evidence of insurability, we must also approve the increase.

Following any change in Death Benefit Option, we will adjust the Basic Monthly Premium so that it will be based on the new Specified Amount. A change in Death Benefit Option may restart the test for determining whether a Certificate is a Modified Endowment Contract for federal income tax purposes. (See Tax Matters)

Right of Certificate Examination

Your Certificate includes a 10-day free look period. If for any reason you are dissatisfied with your Certificate, you may return it to us or to our representative within 10 days of receipt for a refund. If you return your Certificate, we will deem it void from its beginning. We will refund to you an amount equal to (a) the premiums paid or (b) where permitted by state law, the premiums paid, adjusted for any positive or negative investment performance in the Variable Options you selected (but not deducting any charges made under the Certificate).

Supplemental Benefits

The supplemental benefits currently available as riders to a Certificate are listed below. Your Aetna representative can provide you with additional information about these riders. The riders contain other terms and conditions.

o Disability Benefit Rider--provides for a credit of the benefit amount described in the rider if the covered Insured is totally disabled. As a general matter, you may not increase the Specified Amount of your Certificate while we are providing benefits under this rider.

o Accelerated Death Benefit Rider--provides for the advance payment to you of a portion of the Specified Amount if the Insured provides requisite evidence that the Insured has less than one year to live. There is no charge for this rider.

o Accidental Death Benefit Rider--provides for the payment of up to $200,000 to provide a double Death Benefit if the Insured dies as a result of an accident as defined in the rider.

o Child Insurance Rider--provides for non-participating term life insurance on the child(ren) of the Insured.

We may make other riders for supplemental benefits available under the Certificate from time to time. We will set forth the charges for such riders in your Certificate Specifications. You may add or cancel supplemental benefit riders at any time, pursuant to our procedures then in effect. Any change you make in supplemental benefits may cause us to revise the amount of the Basic Monthly Premium. If so, we will provide you with supplemental Certificate Specifications that set forth the new amount. A change in supplemental benefit rider coverage may also have tax consequences. (See Tax Matters)

Certificate Settlement

The Company generally pays proceeds in a lump sum upon (a) the death of the Insured, (b) a Full Surrender or (c) maturity. You may elect one or more of the Settlement Options discussed below. We may agree to other Settlement Options at our discretion.

You may make a Written Request to elect, change or revoke a Settlement Option before payments begin under any Settlement Option. We give effect to your request upon its receipt at our Home Office. If you have not elected a Settlement Option when your proceeds become payable, your payee may make the election. We must consent to the election of any Settlement Option if the Certificate has been assigned. We pay any excess Death Benefit due as elected. The payee is entitled to exercise any rights and privileges that are permitted under a Settlement Option.

You may not elect a fixed or variable Settlement Option that results in (a) a first payment of less than $50 or (b) total yearly payments of less than $250. You must elect a lump-sum payment if your selected payment option fails to meet these minimum requirements. We may refuse to permit a Settlement Option if (a) the payee is not a natural person or (b) the Annuitant's age (plus the number of years for which any payments under the annuity option chosen) exceeds 95 years.

The several Settlement Options may differ in their tax consequences.

Settlement Options

The Settlement Options listed below are available under the Certificates. Options 1, 2 and 3 are available on either a fixed payment or a variable payment basis. We determine the amount of the first payment under Options 1, 2 and 3 (whether on a fixed or variable basis) based on the option chosen, using the annuity rates specified in the Certificate. This rate is the same regardless of whether an Annuitant is male or female.

For a fixed Settlement Option, the amount of the first and each subsequent payment is the same. We base that amount on an interest rate of at least 3%.

Our then current settlement option rate could provide higher payments on a comparable fixed premium annuity at the time payments commence. If so, we use the higher rate for fixed Settlement Options under a Certificate.

For a variable Settlement Option, we determine the first payment using an assumed interest rate of 3.5% or 5%, as specified by you or the payee. Subsequent payments then vary based on Fund performance, as discussed below under Calculation of Variable Payment Settlement Option Values. If you elect 5%, the initial payment is higher, but subsequent payments increase less with favorable Fund performance (and decrease more with unfavorable Fund performance) than if 3.5% is elected.

Once payments begin you cannot make withdrawals from or changes to Settlement Options 1, 2 and 3, except to the extent noted below for Option 1.

Option 1 -- We provide payments for a stated number of years, but no more than
30. You must select a payment period of at least 5 years. If variable payments are selected, you may withdraw all or a portion of the remaining payments at any time.

Option 2 -- We provide payments for the lifetime of the Annuitant. If you chose, we also will guarantee payments for a number of years from 5 to 30, or provide a "cash refund" upon the Annuitant's death. The cash refund election is available only if you allocate the entire amount on a fixed basis. The amount of the cash refund is (a) the amount applied to the option at the time of settlement, less (b) the total amount of payments received under the option prior to the Annuitant's death.

Option 3 -- Life Income Based Upon the Lives of Two Annuitants-- We provide payments during the joint lifetimes of two Annuitants. We continue payments until both Annuitants have died. When you select this option, you must choose from among the following payment methods: (a) 100%, 66-2/3% or 50% of the payment continues after the first death; (b) payments for a minimum of 5 to 30 years, with 100% of the payment to continue after the first death; (c) 100% of the payment to continue to the surviving Annuitant if the survivor is the original payee, and 50% of the payment to continue to the survivor if the surviving Annuitant is the second payee; or (d) 100% of the payment to continue after the first death, with a "cash refund" feature comparable to that described for Option 2 above.

Option 4 -- We provide payment of interest on the sum left with us at 3%, or such higher rate as we may, in our sole discretion, declare. After commencement of this option, the payee may make a Written Request to receive all or a portion of the amount held under this option as a lump sum or have it applied to one or more of the other available Settlement Options.

Upon the death of the Annuitant(s) (or the payee under Option 4), we will pay
(a) the current value of the funds held under Option 4 and (b) the present value of any remaining guaranteed payments under the other Options. We continue paying any remaining guaranteed payments to the beneficiary unless the beneficiary elects to receive the present value of any remaining guaranteed payments in a lump sum. If the beneficiary subsequently dies, we will pay the present value of any remaining guaranteed payments in one sum to the beneficiary's' estate.

You may elect to receive monthly payments as described above, or elect to receive quarterly, semi-annual or annual payments instead.

Calculation of Variable Payment Settlement Option Values

Variable Settlement Options are supported by the available Funds of the Company's Variable Annuity Account B (Account B). Account B is a separate account very similar to the Separate Account, except that Account B supports variable annuity benefits, rather than variable life insurance benefits. We reserve the right to permit a maximum of only four Funds to be used at any one time for a Settlement Option. We will provide an Account B prospectus in connection with selection of a Settlement Option. That prospectus describes the available Funds, the costs and expenses of the Funds, and the charges imposed on Account B. Account B may differ from the Separate Account in terms of the
(a) Funds available for selection and (b) charges imposed. Accordingly, you should review the Account B prospectus, as well as the prospectuses for Account B's underlying Funds, prior to selecting any variable payment Settlement Option.

We determine the amount of each variable annuity payment after the first payment by a formula described in the Certificates. This formula is generally used by actuaries for making these types of calculations. Speaking generally, the formula works as follows: if the total return of the Fund for any month, less a mortality and expense risk deduction currently equivalent to an annual rate of 1.25%, exceeds the Settlement Option's assumed interest rate (3.5% or 5%, as discussed above), the next variable payment will be larger than the previous one. On the other hand, if the Fund's total return for any month, as adjusted for the mortality and expense risk deduction, is less than the assumed interest rate, the next variable payment will be smaller than the previous one. The amount of any increase or decrease in variable annuity payments does not bear a direct relationship to the Fund's total returns. We expect to make a profit on the mortality and expense risk deduction.

You may make transfers among Funds under our administrative procedures in effect at the time. Currently, we limit the number of transfers to four per Calendar Year, but we can change this limit in the future.

The Company and Management

Aetna Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts. The Company is an indirect wholly-owned subsidiary of Aetna, Inc., a publicly traded healthcare and financial services company, whose principal offices are at the same location as the Company's Home Office.

The Company serves as the principal underwriter for the securities offered hereunder and also acts as the principal underwriter for Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, the Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for Portfolio Partners, Inc. The Company is also the depositor of Variable Annuity Accounts B, C and G.

The following are the Directors and Executive Officers of Aetna Life Insurance and Annuity Company. Unless otherwise indicated, the principal business address for all individuals is the Company's Home Office.

Name & Address                Position with the Company             Business Experience During the Past 5 Years
---------------------   ------------------------------------   ----------------------------------------------------
Thomas J. McInerney     Director, President and Chairman,      President (since October 1998) Aetna Investment
                        Executive Committee (Principal         Advisor Holding Company, Inc., Aetna Retail
                        Executive Officer)                     Holding Company, Inc., Aetna Services Holding
                                                               Company, Inc.; President (since September 1997)
                                                               Aetna Life Insurance and Annuity Company;
                                                               President (since September 1997) Aetna Insurance
                                                               Company of America; President (since September
                                                               1997) Aetna Retirement Holdings, Inc.; President
                                                               (since August 1997) Aetna Retirement Services,
                                                               Inc.; Executive Vice President (since August 1997)
                                                               Aetna Inc., Aetna Services, Inc. and Aetna Life
                                                               Insurance Company; Vice President, Strategy
                                                               (March 1997--August 1997) Aetna Inc., Aetna
                                                               Services, Inc. and Aetna Life Insurance Company;
                                                               Vice President, Sales (December 1996--March
                                                               1997) and Vice President, National Accounts (April
                                                               1996--March 1997) Aetna US Healthcare Inc.;
                                                               Vice President, Strategy, Finance, & Administration
                                                               (July 1995--April 1996) Aetna Inc.; Vice President,
                                                               Guaranteed Products (November 1992--July 1995)
                                                               Aetna Life Insurance Company

Shaun P. Mathews        Director and Senior Vice President     President (since December 1998) Aetna Investment
                                                               Services, Inc.; Senior Vice President (since
                                                               October 1998) Aetna Investment Advisor Holding
                                                               Company, Inc., Aetna Retail Holding Company,
                                                               Inc., Aetna Services Holding Company, Inc.; Senior
                                                               Vice President, Product and Brand Management
                                                               (since September 1998); Senior Vice President,
                                                               Product Management (September 1997--
                                                               September 1998); Vice President, Products Group
                                                               (February 1996--September 1997); Senior Vice
                                                               President, Strategic Markets and Products
                                                               (February 1993--February 1996) Aetna Life
                                                               Insurance and Annuity Company.

Name & Address                Position with the Company             Business Experience During the Past 5 Years
----------------------   -----------------------------------   -----------------------------------------------------
Catherine Hale Smith     Director, Chief Financial Officer     Senior Vice President (since October 1998) Aetna
                         and Senior Vice President             Investment Advisor Holding Company, Inc., Aetna
                                                               Retail Holding Company, Inc., Aetna Services
                                                               Holding Company, Inc.; Chief Financial Officer and
                                                               Senior Vice President, Business Strategy and
                                                               Finance (since February 1998) Aetna Life Insurance
                                                               and Annuity Company; Chief Financial Officer
                                                               (since February 1998) Aetna Retirement Services,
                                                               Inc.; Vice President, Strategy, Finance and
                                                               Administration, Financial Relations (September
                                                               1996--February 1998) Aetna Inc.; Chief of Staff,
                                                               Health/Group Life, Strategy and Communication
                                                               (April 1993--September 1996) Aetna Life
                                                               Insurance Company.

Kirk P. Wickman          Vice President, General Counsel       Vice President, General Counsel and Corporate
                         and Corporate Secretary               Secretary (since October 1998) Aetna Investment
                                                               Advisor Holding Company, Inc., Aetna Retail
                                                               Holding Company, Inc., Aetna Services Holding
                                                               Company, Inc.; Vice President, General Counsel
                                                               and Assistant Secretary (since April 1997) Aetna
                                                               Retirement Services, Inc.; Vice President, General
                                                               Counsel and Corporate Secretary (since November
                                                               1996) Aetna Life Insurance and Annuity Company;
                                                               Vice President and Counsel (June 1992--
                                                               November 1996) Aetna Life Insurance Company.

Deborah Koltenuk         Vice President, Treasurer and         Vice President, Treasurer and Corporate Controller
                         Corporate Controller                  (since October 1998) Aetna Investment Advisor
                                                               Holding Company, Inc., Aetna Retail Holding
                                                               Company, Inc., Aetna Services Holding Company,
                                                               Inc.; Vice President, Treasurer and Corporate
                                                               Controller (since July 1996) Aetna Life Insurance
                                                               and Annuity Company and Aetna Retirement
                                                               Holdings, Inc.; Vice President, Investment Financial
                                                               Reporting and Securities Operations (April 1996--
                                                               July 1996) Aetna Life Insurance Company; Vice
                                                               President, Investment Planning and Financial
                                                               Reporting (October 1994--April 1996) The Aetna
                                                               Casualty and Surety Company and The Standard
                                                               Fire and Insurance Company; Assistant Vice
                                                               President, Finance and Administration (June
                                                               1994--October 1994) Aetna Life Insurance
                                                               Company; Controller (September 1993--June
                                                               1994) Aetna Information Technology; Assistant
                                                               Vice President (December 1990--September 1993)
                                                               Aetna Life and Casualty Company.

Name & Address              Position with the Company        Business Experience During the Past 5 Years
------------------------   ---------------------------   ---------------------------------------------------
Therese A. Squillacote     Vice President and Chief      Vice President and Chief Compliance Officer (since
                           Compliance Officer            December 1998) Aetna Life Insurance and Annuity
                                                         Company; Vice President and Chief Compliance
                                                         Officer (since December 1998) Aetna Investment
                                                         Services, Inc.; Chief Compliance Officer (since
                                                         December 1998) Systematized Benefits
                                                         Administrators, Inc.; Vice President, Compliance
                                                         (since March 1998) Aetna Financial Services, Inc.;
                                                         Compliance Manager (May 1997 to December
                                                         1998) Aetna Life Insurance and Annuity Company;
                                                         Registered Principal (since July 1997) Aetna
                                                         Investment Services, Inc.; Director, Compliance
                                                         (December 1995 to May 1997) Connecticut
                                                         General Life Insurance Company; Registered
                                                         Principal (December 1995 to May 1997) CIGNA
                                                         Financial Advisors, Inc.; Chief Compliance Officer
                                                         (September 1989 to December 1995) G.R. Phelps
                                                         & Co., Inc.; Chief Compliance Officer (December
                                                         1992 to December 1995) Connecticut Mutual
                                                         Financial Services, Inc.

Directors, officers and employees of the Company are covered by a blanket fidelity bond in the amount of $60 million issued by Aetna Casualty and Surety Company.

Additional Information

Reports to Owners

The Company maintains all records relating to the Separate Account and the Certificates. At least once in each Certificate Year, the Company will send you a report containing the Certificate Values (see Total Account Value) as of the most recent Certificate Anniversary. If you allocate any portion of your Total Account Value to the Separate Account, we will send you those additional periodic reports that the SEC requires us to send to you. (See Right to Instruct Voting of Fund Shares)

Right to Instruct Voting of Fund Shares

You are entitled to instruct us how to vote Fund shares held in the Variable Options of the Separate Account and attributable to your Certificate at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes you are entitled to direct with respect to a particular Fund is equal to (a) your Total Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized. The Separate Account will vote all shares of each Fund that it holds of record in the same proportion as those shares for which we have received instructions from owners participating in that Fund through the Separate Account.

If you are entitled to give us voting instructions, we will send you proxy material and a form for providing such instructions. In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and detail the reasons in our next report to Certificate owners.

We reserve the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

State Regulation

The Company, in its sole discretion, selects the states where it will offer the Certificates for sale. One or more eligible purchasers must reside in a selected state. The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. The Company is also subject to the insurance laws and regulations of all other jurisdictions where it is authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of those jurisdictions for the purposes of determining solvency and compliance with local insurance laws and regulations.

Legal Matters

The Company knows of no material legal proceedings pending (a) to which either the Separate Account or the Company is a party or (b) that would materially affect the Separate Account. Counsel to the Company passed upon the legal validity of the securities described in this Prospectus.

The Registration Statement

We filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the offering described in this Prospectus. Consistent with SEC rules and regulations, we did not include in this Prospectus all of the information set forth in the Registration Statement. You may obtain information omitted from the Prospectus at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

Distribution of the Certificates

The Company serves as principal underwriter of the securities sold by this Prospectus, as defined by the federal securities laws. Aetna Investment Services, Inc. ("Aetna Services"), an affiliate of the Company, distributes the Certificates. The Company and Aetna Services are registered as broker-dealers with the SEC and are members of the National Association of Securities Dealers, Inc. All persons offering or selling the Certificates will be (a) registered representatives of Aetna Services, and (b) licensed as the Company's insurance agents to sell variable life insurance. The Company and NYSUT Trust entered into an agreement that calls (a) for NYSUT Trust to exclusively endorse the Certificate to Members for supplemental group variable universal life insurance and (b) for NYSUT Trust to perform administrative services. The administrative services NYSUT Trust performs includes making available NYSUT Trust payroll slots to facilitate premium remittances to the Company. Under the agreement, the Company paid NYSUT Trust $70,000 in 1998 and will pay NYSUT Trust $100,000 in 1999. NYSUT Trust indicated to the Company that it intends to use these amounts to enhance benefits to its members.

Salespersons selling Certificates may earn salaries or commissions. The maximum sales commission paid for Certificate distribution is 25% of the first year premium up to 12 Basic Monthly Premiums. For an increase in Specified Amount, the maximum sales commission is 25% of 12 times the amount of Basic Monthly Premium attributable to the increase. The maximum sales commission on all other premiums is 2% through the 15th Certificate year, or the 15th year following a Specified Amount increase. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, all such compensation will be paid in accordance with NASD rules.

Independent Auditors

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut, are the independent auditors for the Separate Account and for the Company. The independent auditors provide services to the Separate Account that include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.


Year 2000

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology ("IT") systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

Tax Matters

The following discussion reflects our understanding of current federal income tax laws. These laws are complex, and tax results may vary among individuals. This discussion is general in nature, and you should not consider it as tax advice. You should seek competent tax advice if you are considering the purchase of a Certificate or exercising elections under a Certificate. Please note that your taxable income is not reduced by premium payments you pay by payroll deduction.

Federal Tax Status of the Company

The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). The Separate Account is not a separate entity from the Company. Therefore, the Separate Account is not taxed separately as a "regulated investment company", but is taxed as part of the Company. Investment income and realized capital gains attributable to the Separate Account are automatically applied to increase reserves under the Certificate. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Certificates. In addition, any foreign tax credits attributable to the Separate Account will first be used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the Separate Account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed in income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all of the Certificates) to set aside provisions to pay such taxes.

Life Insurance Qualification

A Certificate is treated as "life insurance" for federal income tax purposes if
(a) it meets the definition of life insurance under Section 7702 of the Code and (b) the investments of the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Certificates will meet these requirements and that:

o the death benefit that the beneficiary receives under your Certificate or riders to your Certificate will not be subject to federal income tax; and

o increases in your Certificate's Total Account Value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Certificate, such as a surrender or a partial surrender.

The federal income tax consequences of a distribution from your Certificate can be affected by whether your Certificate is a Modified Endowment Contract (discussed below). In all cases, however, the character of all income that we describe below as taxable to the payee will be ordinary income (as opposed to capital gain).

Among other things, Section 7702 places limits on the amount of premium payments that you may make under a Certificate. For that reason, we will accept only that portion of any premium payment that will not exceed those limits. We will return to you, or apply as you and we otherwise agree, any portion of the premium payment that exceeds the then-applicable limitations.

We intend to comply with Sections 7702 and 817(h) of the Code. For that reason, we reserve the right to make any changes to the Certificate or group policy that we believe are necessary to ensure compliance. We will apply any changes uniformly to affected Owners and make changes only after giving you advance written notice. In some cases, we may need to distribute to you amounts from your Certificate to assure that it continues to qualify and be taxed as life insurance. Any amounts we distribute to you may be includible in your taxable income.

General Rules

As long as your Certificate remains in force during the insured person's lifetime, as a non-modified endowment contract, a Certificate loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest you pay on the loan generally is considered "personal interest," and will not be tax deductible.

After the first 15 Certificate years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Certificate. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Certificate that were not taxable.) During the first 15 Certificate years, the proceeds from a partial surrender, under limited circumstances, could be subject to federal income tax, under a complex formula, to the extent that your Total Account Value exceeds your basis in your Certificate. This result may occur even if the total amount of distributions from the Certificate to that date does not exceed total premiums paid to that date.

On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Certificate loan) over your basis in the Certificate, will be subject to federal income tax. In addition, if a Certificate terminates after a grace period while there is a policy loan outstanding, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules.

Modified Endowment Contracts

A Certificate will be a Modified Endowment Contract if it fails the "7-pay test." A Certificate fails the 7-pay test if, at any time in the first seven Certificate Years, the amount paid into the Certificate exceeds the amount that would have been paid had the Certificate been designed to become paid up after payment of seven equal annual premiums. A new 7-pay test begins at any time a material change takes effect. A material change, for example, may include a change in death benefit option, the selection of additional rider benefits, an increase in your Certificate's specified amount of coverage, and certain other changes.

In the event of a reduction in future benefits during the first seven Certificate Years (or within the first seven Certificate Years after a material change), we recalculate the 7-pay test retroactively based on the reduced level of benefits. (For example, a reduction in future benefits could result if you request a decrease in Specified Amount, Partial Surrender or termination of additional benefits under a Rider.) If the premiums previously paid are greater than the recalculated 7-pay test limit, the Certificate will be a Modified Endowment Contract.

A Certificate received in exchange for a Modified Endowment Contract will also be a Modified Endowment Contract.

If the Certificate is a Modified Endowment Contract, the proceeds of any Partial Surrender, Certificate Loans, assignments, pledges or other distributions from the Certificate will be currently includable in the Certificate Owner's income to the extent that the Certificate's Total Account Value immediately before payment exceeds total premiums paid (increased by the amount of distributions previously taxed and reduced by untaxed amounts previously distributed from the Certificate). All Modified Endowment Contracts that you purchase from the Company (and its affiliates) during the same calendar year, will be aggregated for purposes of determining the taxable portion of distributions from the Certificate.

Distributions during any Certificate year in which a Certificate becomes a Modified Endowment Contract and any subsequent Certificate Year will be taxed as described above. In addition, distributions from a Certificate within two years before it becomes a Modified Endowment Contract may also be subject to tax in this manner. Thus, a distribution made from a Certificate that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

If the Certificate is a Modified Endowment Contract, a penalty will apply to the taxable portion of most distributions, unless the Owner has reached the age of 59-1/2. The penalty tax does not, however, apply to any full or partial distributions that are made while the Owner is disabled (within the meaning of the Code) or that are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary (i.e., an annuity).

Diversification Standards

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Certificate must be "adequately diversified" in accordance with Treasury regulations. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. Our failure to comply with these regulations would disqualify your Certificate as a life insurance policy under
Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Certificate for the period of the disqualification and for subsequent periods. Also, if the Insured died during the period of the disqualification, a portion of the death benefit proceeds would be considered taxable income for the recipient. The Separate Account, through the Funds, intends to comply with these requirements.

Investor Control

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts.

The Company reserves the right to modify the Certificate as necessary to attempt to prevent a holder from being considered the federal tax owner of a pro rata share of the assets of the Separate Account.

Withholding

Generally, we are required to withhold income tax from any portion of a distribution we make to you that is includable in your income. However, we will not withhold income tax if you provide us with a written election request before we make the distribution. If you request that we not withhold tax from the distribution, or if enough tax is not withheld, you may have to pay these taxes later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.

Other Tax Considerations

Changes you make to your Certificate (for example, a decrease in benefits) may have other effects on your Certificate. Such effects may include limiting the amount of premiums that you can pay under your Certificate, as well as the amount of Total Account Value that you may maintain under your Certificate.

If the insured person is the Certificate's owner, the death benefit under a Certificate will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, an amount approximately equal to the cash surrender value of the Certificate would be includable in the owner's estate, if the owner died before the insured. Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $650,000 (or larger amounts specified in the Code to commence in certain future years) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

As a general rule, if a "transfer" is made to a person two or more generations younger than the Certificate's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

The particular situation of each Certificate owner, insured person or beneficiary will determine how ownership or receipt of Certificate proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance, transfer, income and other taxes. We do not intend for the foregoing summary to be complete or to cover all situations. You should consult counsel and other advisors for more complete information.

Finally, The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

Misc. Certificate Provisions

The Certificates

We consider your variable life insurance contract to consist of the following documents: (a) the Certificate you receive; (b) the related group Policy owned by NYSUT Trust; (c) the application form you completed to purchase your Certificate; (d) any applications for any changes we approve; and (e) any riders. Copies of all applications are attached to and made a part of the Certificate. Only the Company's President, Executive Vice President or the Corporate Secretary may agree with you to a change in the Certificate or the Policy. Any change in the Certificate or the Policy must be in writing.

Payment and Deferral of Benefits

We pay all benefits at our Home Office. We may require you to submit your Certificate to our Home Office before we grant Certificate Loans, make changes or pay benefits.

We ordinarily make payments of any Separate Account Value within 7 days after our receipt of your Written Request. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (a) when the New York Stock Exchange is closed (except holidays or weekends); (b) when trading on the Exchange is restricted; (c) when the SEC determines an emergency exists so that it is not reasonably practicable for the Fund to dispose of the securities it holds or to determine the value of the Funds' net assets. In these instances, we also may defer payment from the Separate Account of Full Surrender and Partial Surrender Values, any Death Benefit in excess of the current Specified Amount, and any portion of the Loan Value.

We may defer payment of any Fixed Account Value for up to 6 months, except when used to pay amounts due us. We may also delay payment of the Death Benefit if the Certificate is being contested.

Suicide and Incontestability

In most states, we pay only a limited benefit if the Insured dies by suicide within 2 years from the Issue Date of a Certificate. Generally, this benefit consists of a refund of premiums paid, subject to any positive or negative adjustment to reflect investment performance in the Separate Account. In most states, if the Insured dies by suicide within 2 years from the Issue Date of any increase in coverage, we pay as to that increase only the amount of prior Monthly Deductions that were attributable to that increase.

In most states, we will not contest any coverage under a Certificate after it has been in force for 2 years from its Issue Date, because of statements made in the initial application form or any subsequent application. However, if the Age of the Insured is misstated, regardless how long the coverage has been in effect, we will adjust the amount of the Death Benefit to reflect the coverage that would have been purchased by the most recent pre-Maturity Date Monthly Deduction at the correct Age.

Protection of Proceeds

To the extent provided by law, the proceeds of the Certificate are not subject to (a) claims by a beneficiary's creditors or (b) any legal process against any beneficiary.

Nonparticipation

The Certificate is not entitled to share in the divisible surplus of the Company. We will pay no dividends to you.

Changes in Owner and Beneficiary; Assignment

Unless otherwise stated in the Certificate, you may change the Owner and/or the beneficiary or beneficiaries, or both, at any time while the Certificate is in force. You must make a request for these types of changes by Written Request. After we agree to the change in writing, the change takes effect as of the date on which your Written Request was signed. On the insured's death, we pay Death Benefit proceeds to each named beneficiary as specified in your then effective beneficiary designation. We pay all proceeds to the Owner or the Owner's estate if no named beneficiary is living at the date of the Insured's death. If there is no designated beneficiary, as required by state law we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

You may assign a Certificate. We will not consider an assignment of a Certificate binding on us unless the assignment is made in writing and received by us at our Home Office. We use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our procedures, we would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the beneficiary are subject to the rights of any assignee of record.

Assignment or change of Owner can have adverse tax consequences. (See Tax
Matters)

Performance Reporting and Advertising

From time to time, the Company may advertise different types of historical performance for the Variable Options of the Separate Account available under the Certificates. We may also distribute sales literature that compares (a) to
(b) or to (c), where: (a) is the percentage change in Accumulation Unit Values for any of the Variable Options; (b) is established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average; and (c) is the percentage change in values of other mutual funds that have investment objectives similar to the Variable Option being compared.

Illustrations of Death Benefit and Total Account Values

The following pages provide a hypothetical illustration of how the Option 1 Death Benefit, Total Account Values and Surrender Values can change over time for a Certificate. This hypothetical illustration is based on a Certificate issued to an Age 45, preferred risk, non-smoker Insured. This hypothetical illustration assumes that premiums are accumulated at 5% interest per year, and the investment return on the assets held in each Fund is a uniform gross annual rate of either 0%, 6%, and 12%. Additional assumptions are listed on each illustration.

We provide two pages of values. The first page illustrates the assumption that the maximum rates for all charges, including the guaranteed maximum Cost of Insurance rates, are charged in all years. The maximum allowable charges under the Certificate include (a) 1.25% for years 1-10, and 0.40% for the 11th year and after, for mortality and expense risk in all Certificate Years, and (b)
    % for expenses of the Funds.

The second page illustrates the assumption that the current rates for all charges, including the scale of Cost of Insurance rates for a $250,000 Specified Amount, are charged in all years. Current cost of insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. The current charges imposed under the Certificates include (a) 0.85% for mortality and expense risk in Certificate Years 1 through 10 only, and as is currently planned, 0% thereafter, and (b) 0.72% for Fund expenses. We expect to review our current cost of insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT group Policy.

The values shown in these illustrations vary according to assumptions used for charges and gross rates of investment return. You may experience actual investment returns and charges that are higher or lower than those illustrated.


The charge for Fund expenses reflected in the illustrations assumes that Total Account Values have been allocated equally among all Funds and represent a fixed, unweighted average of the investment advisory fees charged to each of the Funds as of December 31, 1998 (before expense reimbursements) and other operating expenses (before expense reimbursements) for the year then ended.


After deduction of charges, the illustrated gross annual investment rates of
return of 0%, 6% and 12% correspond to approximate net annual rates of     %,
    % and     %, respectively, during the first 10 Certificate Years, and
    %,     % and     %, respectively, thereafter on a current basis. On a
guaranteed basis, the illustrated gross annual investment rates of return of
0%, 6% and 12% correspond to approximate net annual rates of     %,     % and
    % during the first 10 years and     %,     % and     % during the 11th year
and after, respectively.

The Death Benefit, Total Account Values and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Certificate Years. The illustrations also assume payment of premiums as indicated, no Certificate Loans, no increases or decreases in Specified Amount, no Death Benefit Option changes, no Partial Surrenders and no supplemental rider benefits.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, we may make such charges in the future. In that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values and Surrender Values shown.

Upon request, we will provide a comparable personalized illustration based upon the Age and underwriting classification of the proposed Insured, including the Specified Amount and premium requested, the proposed frequency of premium payments and any available riders requested. We may charge a fee of $25 for each illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                               FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                        $1,548.48 ANNUAL BASIC PREMIUM
                           PREFERRED NONSMOKER RISK
                             FACE AMOUNT $250,000
                  DEATH BENEFIT OPTION 1 (GUARANTEED VALUES)


                Premiums             Death Benefit
               Accumulated      Gross Annual Investment             Total Account Value                Surrender Value
                   at                 Returns of               Annual Investment Returns of      Annual Investment Returns of
Certificate    5% Interest --------------------------------- --------------------------------- --------------------------------
Year            Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
1
2
3
4
5

6
7
8
9
10

15
20
25
30

20 Age 65

Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations, and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual years.

                               FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                        $1,548.48 ANNUAL BASIC PREMIUM
                           PREFERRED NONSMOKER RISK
                             FACE AMOUNT $250,000
                    DEATH BENEFIT OPTION 1 (CURRENT VALUES)


                Premiums             Death Benefit
               Accumulated      Gross Annual Investment             Total Account Value                Surrender Value
                   at                 Returns of               Annual Investment Returns of      Annual Investment Returns of
Certificate    5% Interest --------------------------------- --------------------------------- --------------------------------
Year            Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
1
2
3
4
5

6
7
8
9
10

15
20
25
30

20 Age 65

Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations, and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual years.

                             FINANCIAL STATEMENTS
                            VARIABLE LIFE ACCOUNT B


                                     Index


Statement of Assets and Liabilities ........................
Statements of Operations and Changes in Net Assets .........
Condensed Financial Information ............................
Notes to Financial Statements ..............................
Independent Auditors' Report ...............................

                          [To be filed by Amendment]

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY


                  Index to Consolidated Financial Statements



                                                                                              Page
Independent Auditors' Report .............................................................
Consolidated Financial Statements:
Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996 ...
Consolidated Balance Sheets as of December 31, 1998 and 1997 .............................
Consolidated Statements of Changes in Shareholder's Equity for the Years Ended December
   31, 1998, 1997 and 1996 ...............................................................
Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and
  1996
Notes to Consolidated Financial Statements ...............................................

                           [To be filed by Amendment]

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 3 to Registration Statement No.
333-15817 is comprised of the following papers and documents:

o     The facing sheet.
o One prospectus consisting of 44 pages for the Flexible Premium Group Variable Universal Life Insurance Policy for New York
      State United Teachers Benefit Trust
o     The undertaking to file reports

o     The undertaking pursuant to Rule 484
o     Representation pursuant to Section 26(e)(2)(A) of the Investment
      Company Act of 1940
o     The signatures
o     Written consents of the following persons:
         A.   Consent of Counsel (included as part of Exhibit No. 2 below)
         B.   Actuarial Consent (included as part of Exhibit No. 6 below)
         C.   Consent of Independent Auditors (included as Exhibit No. 7 below)

      The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

              (1)         Resolution establishing Variable Life Account B(1)
              (2)         Not Applicable
              (3)(i)      Master General Agent Agreement(1)
              (3)(ii)     Life Insurance General Agent Agreement(1)
              (3)(iii)    Broker Agreement(1)
              (3)(iv)     Life Insurance Broker-Dealer Agreement(1)
              (3)(v)      Restated and Amended Third Party Administration and Transfer Agent
                          Agreement(2)
              (4)         Not Applicable
              (5)(i)      Group Policy (70262-97)(3)
              (5)(ii)     Certificate (70263-97) Under Group Policy(3)
              (5)(iii)    Disability Benefit Rider (70264-97)(3)
              (5)(iv)     Accelerated Death Benefit Rider (70265-97)(3)
              (5)(v)      Accidental Death Benefit Rider (70266-97)(3)
              (5)(vi)     Accelerated Death Benefit Disclosure Statement (DISC/NYSUT)(3)
              (5)(vii)    Children Insurance Rider Term Insurance (70267-97)(3)
              (6)(i)      Certificate of Incorporation of Aetna Life Insurance and Annuity
                          Company, Depositor(4)
              (6)(ii)     Amendment of Certificate of Incorporation of Aetna Life Insurance and
                          Annuity Company, Depositor(5)
              (6)(iii)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and
                          Annuity Company(6)
              (7)         Not Applicable
              (8)(i)      Fund Participation Agreement by and among Aetna Life Insurance and
                          Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                          Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
                          behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.
                          dated as of May 1, 1998(7)

              (8)(ii)     Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna




                          Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                          Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                          Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
                          Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                          Investment Management, Inc. dated as of May 1, 1998(8)
              (8)(iii)    Service Agreement between Aeltus Investment Management, Inc. and
                          Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                          Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(7)
              (8)(iv)     Amendment dated November 4, 1998 to Service Agreement between Aeltus
                          Investment Management, Inc. and Aetna Life Insurance and Annuity
                          Company in connection with the sale of shares of Aetna Variable Fund,
                          Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                          Inc., Aetna GET Fund on behalf of each of its series, Aetna
                          Generation Portfolios, Inc. on behalf of each of its series and Aetna
                          Variable Portfolios, Inc. on behalf of each of its series dated as of
                          May 1, 1998(8)
              (8)(v)      Fund Participation Agreement between Aetna Life Insurance and Annuity
                          Company, Variable Insurance Products Fund and Fidelity Distributors
                          Corporation dated February 1, 1994 and amended on December 15, 1994,
                          February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
              (8)(vi)     Fifth Amendment dated as of May 1, 1997 to the Fund Participation
                          Agreement between Aetna Life Insurance and Annuity Company, Variable
                          Insurance Products Fund and Fidelity Distributors Corporation dated
                          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                          May 1, 1995, January 1, 1996 and March 1, 1996(9)
              (8)(vii)    Sixth Amendment dated November 6, 1997 to the Fund Participation
                          Agreement between Aetna Life Insurance and Annuity Company, Variable
                          Insurance Products Fund and Fidelity Distributors Corporation dated
                          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                          May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(10)
              (8)(viii)   Seventh Amendment dated as of May 1, 1998 to the Fund Participation
                          Agreement between Aetna Life Insurance and Annuity Company, Variable
                          Insurance Products Fund and Fidelity Distributors Corporation dated
                          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                          May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November
                          6, 1997(7)
              (8)(ix)     Fund Participation Agreement between Aetna Life Insurance and
                          Annuity Company, Variable Insurance Products Fund II and Fidelity
                          Distributors Corporation dated February 1, 1994 and amended on




                          December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
                          March 1,1996(5)
              (8)(x)      Fifth Amendment dated as of May 1, 1997 to the Fund Participation
                          Agreement between Aetna Life Insurance and Annuity Company, Variable
                          Insurance Products Fund II and Fidelity Distributors Corporation
                          dated February 1, 1994 and amended on December 15, 1994, February 1,
                          1995, May 1, 1995, January 1, 1996, and March 1, 1996(9)
              (8)(xi)     Sixth Amendment dated as of January 20, 1998 to the Fund
                          Participation Agreement between Aetna Life Insurance and Annuity
                          Company, Variable Insurance Products Fund II and Fidelity
                          Distributors Corporation dated February 1, 1994 and amended on
                          December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
                          March 1, 1996 and May 1, 1997(11)
              (8)(xii)    Seventh Amendment dated as of May 1, 1998 to the Fund Participation
                          Agreement between Aetna Life Insurance and Annuity Company, Variable
                          Insurance Products Fund II and Fidelity Distributors Corporation
                          dated February 1, 1994 and amended on December 15, 1994, February 1,
                          1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                          January 20, 1998(7)
              (8)(xiii)   Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company dated as of
                          November 1, 1995(12)
              (8)(xiv)    Amendment dated January 1, 1997 to Service Agreement between Aetna
                          Life Insurance and Annuity Company and Fidelity Investment
                          Institutional Operations Company dated as of November 1, 1995(9)
              (8)(xv)     Service Contract between Fidelity Distributors Corporation and Aetna
                          Life Insurance and Annuity Company dated May 2, 1997(8)
              (8)(xvi)    Fund Participation Agreement among Janus Aspen Series and Aetna Life
                          Insurance and Annuity Company and Janus Capital Corporation dated
                          December 8, 1997(13)
              (8)(xvii)   Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company
                          and Janus Capital Corporation dated December 8, 1997(8)
              (8)(xviii)  Service Agreement between Janus Capital Corporation and Aetna Life
                          Insurance and Annuity Company dated December 8, 1997(13)
              (8)(xix)    Fund Participation Agreement dated March 11, 1997 between Aetna Life
                          Insurance and Annuity Company and Oppenheimer Variable Annuity
                          Account Funds and Oppenheimer Funds, Inc.(14)
              (8)(xx)     Service Agreement effective as of March 11, 1997 between Oppenheimer
                          Funds, Inc. and Aetna Life Insurance and Annuity Company(14)
              (9)         Not Applicable



              (10)(i)     Application for Group Variable Universal Life Insurance (Application
                          for Group Policy) (70262-1997NYAPP)(3)

              (10)(ii)    Life Insurance Pre-APP (70272-97)(3)

              (10)(iii)   Group Life Insurance Application (70272-97(A)ZNY)(3

              (10)(iv)    Supplement (70268-97(5/98)) to Application for Variable Life
                          Insurance(3)

              (11)        Issuance, Transfer and Redemption Procedures(15)

         2. Opinion and Consent of Counsel*
         3. Not Applicable
         4. Not Applicable
         5. Not Applicable
         6. Actuarial Opinion and Consent*
         7. Consent of Independent Auditors*
         8. Copy of Power of Attorney(16)

*To be filed by amendment
1.   Incorporated by reference to Post-Effective Amendment No. 2 to
     Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996 (Accession No.
     0000912057-96-002723).
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on July 29, 1997 (Accession No.
     0000950146-97-001104).
3. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-15817), as filed electronically on April 16, 1998 (Accession No.
     0000950146-98-000637).
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No.
     0000950146-96-000534).
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No.
     0000950146-97-000159).
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No.
     0000950146-97-001589).
7.   Incorporated by reference to Registration Statement on Form N-4
     (File No. 333-56297), as filed electronically on June 8, 1998
     (Accession No. 0000950146-98-000983).
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No.
     0000950146-98-002092).
9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No.
     0000950146-97-001485).

10. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No.
     0000950146-98-000179).
11. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No.
     0000950146-98-000267).
12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No.
     0000928389-96-00136).
13. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No.
     0000950146-97-001982).
14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No.
     0000950146-97-000617).
15.  Incorporated by reference to Registration Statement on Form S-6
     (File No. 333-27337), as filed electronically on May 16, 1997
     (Accession No. 0001029869-97-000636).
16.  Incorporated by reference to Pre-Effective Amendment No. 1 to
     Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No.
     0000950146-98-001283). In addition, a certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration
     Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No.
     0000912057-96-006383).

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 8th day of February, 1999.

                                              VARIABLE LIFE ACCOUNT B OF
                                              AETNA LIFE INSURANCE AND
                                              ANNUITY COMPANY
                                               (Registrant)

(SEAL)

ATTEST:/s/ Karen A. Peddle
       -----------------------------
       Karen A. Peddle
       Assistant Corporate Secretary

                                   By: AETNA LIFE INSURANCE AND
                                       ANNUITY COMPANY
                                         (Depositor)

                                   By: Thomas J. McInerney*
                                       -----------------------------------------
                                       Thomas J. McInerney
                                       Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                                   Title                                                       Date
---------                                   -----                                                       ----

Thomas J. McInerney*                        Director and President                                 )
---------------------                       (Principal Executive Officer)                          )
Thomas J. McInerney                                                                                )
                                                                                                   )   February
Catherine H. Smith*                         Director and Chief Financial Officer                   )   8, 1999
---------------------                                                                              )
Catherine H. Smith                                                                                 )
                                                                                                   )
Shaun P. Mathews*                           Director                                               )
---------------------                                                                              )
Shaun P. Mathews                                                                                   )

                                                                                                   )
Deborah Koltenuk*                           Vice President, Treasurer and Corporate Controller     )
----------------------                                                                             )
Deborah Koltenuk                                                                                   )


By:  /s/ Julie E. Rockmore
     -----------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                                    VARIABLE LIFE ACCOUNT B
                                         EXHIBIT INDEX

Exhibit No.          Exhibit                                                                Page
-----------          -------                                                                ----
99-1.1               Resolution of the Board of Directors of Aetna Life Insurance             *
                     and Annuity Company establishing Variable Life Account B

99-1.3(i)            Master General Agent Agreement                                           *

99-1.3(ii)           Life Insurance General Agent Agreement                                   *

99-1.3(iii)          Broker-Dealer Agreement                                                  *

99-1.3(iv)           Life Insurance Broker-Dealer Agreement                                   *

99-1.3(v)            Restated and Amended Third Party Administration and Transfer             *
                     Agent Agreement

99-1.5(i)            Group Policy (70262-97)                                                  *

99-1.5(ii)           Certificate (70263-97) Under Group Policy                                *

99-1.5(iii)          Disability Benefit Rider (70264-97)                                      *

99-1.5(iv)           Accelerated Death Benefit Rider (70265-97)                               *

99-1.5(v)            Accidental Death Benefit Rider (70266-97)                                *

99-1.5(vi)           Accelerated Death Benefit Disclosure Statement (DISC/NYSUT)              *

99-1.5(vii)          Children Insurance Rider Term Insurance (70267-97)                       *

99-1.6(i)            Certification of Incorporation of Aetna Life Insurance and               *
                     Annuity Company, Depositor

99-1.6(ii)           Amendment of Certificate of Incorporation of Aetna Life                  *
                     Insurance and Annuity Company, Depositor

99-1.6(iii)          By-Laws as amended September 17, 1997 of Aetna Life Insurance            *
                     and Annuity Company

*Incorporated by Reference

Exhibit No.          Exhibit                                                                Page
-----------          -------                                                                ----
99-1.8(i)            Fund Participation Agreement by and among Aetna Life                     *
                     Insurance and Annuity Company and Aetna Variable Fund, Aetna
                     Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                     VP, Inc., Aetna GET Fund on behalf of each of its series,
                     Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998


99-1.8(ii)           Amendment dated November 9, 1998 to Fund Participation                   *
                     Agreement by and among Aetna Life Insurance and Annuity
                     Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                     Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
                     on behalf of each of its series, Aetna Generation
                     Portfolios, Inc. on behalf of each of its series, Aetna
                     Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1,
                     1998

99-1.8(iii)          Service Agreement between Aeltus Investment Management, Inc.             *
                     and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
                     Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                     VP, Inc., Aetna GET Fund on behalf of each of its series,
                     Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of
                     each of its series dated as of May 1, 1998

99-1.8(iv)           Amendment dated November 4, 1998 to Service Agreement                    *
                     between Aeltus Investment Management, Inc. and Aetna Life
                     Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
                     Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
                     on behalf of each of its series, Aetna Generation
                     Portfolios, Inc. on behalf of each of its series and Aetna
                     Variable Portfolios, Inc. on behalf of each of its series
                     dated as of May 1, 1998

99-1.8(v)            Fund Participation Agreement between Aetna Life Insurance                *
                     and Annuity Company, Variable Insurance Products Fund and
                     Fidelity Distributors Corporation dated February 1, 1994
                     and amended on December 15, 1994, February 1, 1995, May 1,
                     1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit No.          Exhibit                                                                Page
-----------          -------                                                                ----

99-1.8(vi)           Fifth Amendment dated as of May 1, 1997 to the Fund                      *
                     Participation Agreement between Aetna Life Insurance and
                     Annuity Company, Variable Insurance Products Fund and
                     Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996 and March 1, 1996

99-1.8(vii)          Sixth Amendment dated November 6, 1997 to the Fund                       *
                     Participation Agreement between Aetna Life Insurance and
                     Annuity Company, Variable Insurance Products Fund and
                     Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996 and May 1, 1997

99-1.8(viii)         Seventh Amendment dated as of May 1, 1998 to the Fund                    *
                     Participation Agreement between Aetna Life Insurance and
                     Annuity Company, Variable Insurance Products Fund and
                     Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and November 6,
                     1997

99-1.8(ix)           Fund Participation Agreement between Aetna Life Insuranc                 *
                     and Annuity Company, Variable Insurance Products Fund II
                     and Fidelity Distributors Corporation dated February 1,
                     1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996 and March 1,1996

99-1.8(x)            Fifth Amendment dated as of May 1, 1997 to the Fund                      *
                     Participation Agreement between Aetna Life Insurance and
                     Annuity Company, Variable Insurance Products Fund II and
                     Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, and March 1, 1996

99-1.8(xi)           Sixth Amendment dated as of January 20, 1998 to the Fund                 *
                     Participation Agreement between Aetna Life Insurance and
                     Annuity Company, Variable Insurance Products Fund II and
                     Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996 and May 1, 1997

*Incorporated by reference

Exhibit No.          Exhibit                                                                Page
-----------          -------                                                                ----
99-1.8(xii)          Seventh Amendment dated as of May 1, 1998 to the Fund                    *
                     Participation Agreement between Aetna Life Insurance and
                     Annuity Company, Variable Insurance Products Fund II and
                     Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
                     1998

99-1.8(xiii)         Service Agreement between Aetna Life Insurance and Annuity               *
                     Company and Fidelity Investment Institutional Operations
                     Company dated as of November 1, 1995

99-1.8(xiv)          Amendment dated January 1, 1997 to Service Agreement between             *
                     Aetna Life Insurance and Annuity Company and Fidelity
                     Investment Institutional Operations Company dated as of
                     November 1, 1995

99-1.8(xv)           Service Contract between Fidelity Distributors Corporation               *
                     and Aetna Life Insurance and Annuity Company dated May 2, 1997

99-1.8(xvi)          Fund Participation Agreement among Janus Aspen Series and                *
                     Aetna Life Insurance and Annuity Company and Janus Capital
                     Corporation dated December 8, 1997

99-1.8(xvii)         Amendment dated October 12, 1998 to Fund Participation                   *
                     Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                     December 8, 1997

99-1.8(xviii)        Service Agreement between Janus Capital Corporation and                  *
                     Aetna Life Insurance and Annuity Company dated December 8,
                     1997

99-1.8(xix)          Fund Participation Agreement dated March 11, 1997 between                *
                     Aetna Life Insurance and Annuity Company and Oppenheimer
                     Variable Annuity Account Funds and Oppenheimer Funds, Inc.

99-1.8(xx)           Service Agreement effective as of March 11, 1997 between                 *
                     Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                     Company

*Incorporated by reference

Exhibit No.          Exhibit                                                                Page
-----------          -------                                                                ----
99-1.10(i)           Application for Group Variable Universal Life Insurance                  *
                     (Application for Group Policy) (70262-1997NYAPP)

99-1.10(ii)          Life Insurance Pre-APP (70272-97)                                        *

99-1.10(iii)         Group Life Insurance Application (70272-97(A)ZNY)                        *

99-1.10(iv)          Supplement (70268-97(5/98)) to Application for Variable                  *
                     Life Insurance

99-1.11              Issuance, Transfer and Redemption Procedures                             *

99-2                 Opinion and Consent of Counsel                                           **

99-6                 Actuarial Opinion and Consent                                            **

99-7                 Consent of Independent Auditors                                          **

99-8                 Copy of Power of Attorney                                                *

*Incorporated by reference
**To be filed by amendment